Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KYO
Entity Registrant Name	KYOCERA CORP
Entity Central Index Key	0000057083
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	183,439,820

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 305,454	¥ 273,288
Short-term investments in debt and equity securities (Notes 3 and 4)	43,893	47,175
Other short-term investments (Note 3)	179,843	158,765
Trade receivables
Notes (Note 7)	27,061	19,349
Accounts (Notes 7 and 10)	268,927	225,578
Less allowances for doubtful accounts and sales returns (Note 6)	(4,705)	(4,583)
Trade Accounts And Notes Receivable, Net, Current, Total	291,283	240,344
Inventories (Note 5)	296,450	270,336
Advance payments	65,812	68,685
Deferred income taxes (Note 16)	47,349	45,049
Other current assets (Notes 4, 6, 8, 10 and 13)	38,299	40,961
Total current assets	1,268,383	1,144,603
Investments and advances:
Long-term investments in debt and equity securities (Notes 3 and 4)	506,490	372,779
Other long-term investments (Notes 3, 4, 6 and 7)	12,661	19,098
Total investments and advances	519,151	391,877
Property, plant and equipment (Notes 4 and 10):
Land	61,808	60,600
Buildings	323,014	301,911
Machinery and equipment	788,692	719,146
Construction in progress	13,546	17,035
Less accumulated depreciation	(918,236)	(838,155)
Total property, plant and equipment	268,824	260,537
Goodwill (Notes 2 and 9)	103,425	89,039
Intangible assets (Notes 2, 9 and 10)	54,583	49,653
Other assets (Notes 6, 8, 10 and 16)	68,487	58,394
Total assets	2,282,853	1,994,103
Current liabilities:
Short-term borrowings (Note 10)	3,135	4,062
Current portion of long-term debt (Notes 4 and 10)	9,817	10,610
Trade notes and accounts payable	111,249	102,699
Other notes and accounts payable	52,018	60,993
Accrued payroll and bonus	52,420	49,880
Accrued income taxes	22,214	13,496
Other accrued liabilities (Note 14)	39,135	29,940
Other current liabilities (Notes 4, 13 and 16)	36,642	29,368
Total current liabilities	326,630	301,048
Non-current liabilities:
Long-term debt (Notes 4 and 10)	20,855	21,197
Accrued pension and severance liabilities (Note 11)	36,322	32,441
Deferred income taxes (Note 16)	146,229	90,179
Other non-current liabilities (Note 16)	37,875	14,997
Total non-current liabilities	241,281	158,814
Total liabilities	567,911	459,862
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	163,062	162,617
Retained earnings	1,368,512	1,324,052
Accumulated other comprehensive income	50,138	(81,639)
Common stock in treasury, at cost: 7,865 shares at March 31, 2012 and 7,869 shares at March 31, 2013	(51,258)	(51,228)
Total Kyocera Corporation shareholders' equity	1,646,157	1,469,505
Noncontrolling interests	68,785	64,736
Total equity	1,714,942	1,534,241
Total liabilities and equity	¥ 2,282,853	¥ 1,994,103

Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Common stock, Authorized	600,000	600,000
Common stock, Issued	191,309	191,309
Common stock in treasury, shares	7,869	7,865

Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales (Notes 7 and 13)	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Cost of sales (Note 13)	952,350	870,143	888,869
Gross profit	327,704	320,727	378,055
Selling, general and administrative expenses (Notes 2, 4, 14 and 17)	250,778	223,052	222,131
Profit from operations	76,926	97,675	155,924
Other income (expenses):
Interest and dividend income	14,666	13,966	12,963
Interest expense (Note 13)	(1,890)	(2,042)	(2,259)
Foreign currency transaction gains, net (Note 13)	5,136	4,533	3,824
Gains on sales of securities, net (Note 3)	4,542	337	52
Other, net (Note 4)	1,983	424	1,828
Nonoperating Income (Expense), Total	24,437	17,218	16,408
Income before income taxes	101,363	114,893	172,332
Income taxes (Note 16):
Current	39,655	34,199	35,744
Deferred	(5,643)	(4,064)	6,470
Total income taxes	34,012	30,135	42,214
Net income	67,351	84,758	130,118
Net income attributable to noncontrolling interests	(878)	(5,401)	(7,670)
Net income attributable to shareholders of Kyocera Corporation	¥ 66,473	¥ 79,357	¥ 122,448
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 362.36	¥ 432.58	¥ 667.23
Diluted	¥ 362.36	¥ 432.58	¥ 667.23
Cash dividends declared per share:
Per share of common stock	¥ 120	¥ 120	¥ 130
Average number of shares of common stock outstanding:
Basic	183,442	183,451	183,517
Diluted	183,442	183,451	183,517

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 67,351	¥ 84,758	¥ 130,118
Other comprehensive income (loss)-net of taxes
Net unrealized gains on securities (Notes 3 and 15)	94,577	8,520	8,863
Net unrealized gains (losses) on derivative financial instruments (Notes 13 and 15)	8	(58)	63
Pension adjustments (Notes 11 and 15)	(11,677)	(8,941)	(4,619)
Foreign currency translation adjustments (Note 15)	55,468	(6,429)	(33,923)
Total other comprehensive income (loss)	138,376	(6,908)	(29,616)
Total comprehensive income	205,727	77,850	100,502
Comprehensive income (loss) attributable to noncontrolling interests	(7,202)	(4,320)	(2,626)
Comprehensive income attributable to shareholders of Kyocera Corporation	¥ 198,525	¥ 73,530	¥ 97,876

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010	¥ 1,407,262	¥ 115,703	¥ 163,044	¥ 1,168,122	¥ (51,010)	¥ (50,624)	¥ 1,345,235	¥ 62,027
Comprehensive income:
Net income	130,118			122,448			122,448	7,670
Change in net unrealized gains on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Total comprehensive income	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	1,483,359	115,703	162,336	1,268,548	(75,633)	(50,691)	1,420,263	63,096
Comprehensive income:
Net income	84,758			79,357			79,357	5,401
Change in net unrealized gains on securities-net of taxes (Note 3)	8,520				8,502		8,502	18
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	(58)				(41)		(41)	(17)
Change in pension adjustments-net of taxes (Note 11)	(8,941)				(8,750)		(8,750)	(191)
Change in foreign currency translation adjustments-net of taxes	(6,429)				(5,538)		(5,538)	(891)
Total comprehensive income	77,850						73,530	4,320
Cash dividends paid to Kyocera Corporation's shareholders	(23,853)			(23,853)			(23,853)
Cash dividends paid to noncontrolling interests	(2,124)							(2,124)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(540)					(540)	(540)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	3		0			3	3
Stock option plan of subsidiaries	144		103				103	41
Other	(598)		178		(179)		(1)	(597)
Ending Balance at Mar. 31, 2012	1,534,241	115,703	162,617	1,324,052	(81,639)	(51,228)	1,469,505	64,736
Comprehensive income:
Net income	67,351			66,473			66,473	878
Change in net unrealized gains on securities-net of taxes (Note 3)	94,577				94,513		94,513	64
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	8				2		2	6
Change in pension adjustments-net of taxes (Note 11)	(11,677)				(11,111)		(11,111)	(566)
Change in foreign currency translation adjustments-net of taxes	55,468				48,648		48,648	6,820
Total comprehensive income	205,727						198,525	7,202
Cash dividends paid to Kyocera Corporation's shareholders	(22,013)			(22,013)			(22,013)
Cash dividends paid to noncontrolling interests	(2,229)							(2,229)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(30)					(30)	(30)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	0		0			0	0
Stock option plan of subsidiaries	112		80				80	32
Other	(866)		365		(275)		90	(956)
Ending Balance at Mar. 31, 2013	¥ 1,714,942	¥ 115,703	¥ 163,062	¥ 1,368,512	¥ 50,138	¥ (51,258)	¥ 1,646,157	¥ 68,785

Consolidated Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Common Stock, Shares Beginning Balance	183,444	183,513	183,521
Purchase of treasury stock, Shares	(4)	(69)	(8)
Reissuance of treasury stock, Shares	0	0	0
Common Stock, Shares Ending Balance	183,440	183,444	183,513

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 67,351	¥ 84,758	¥ 130,118
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	73,597	73,120	71,544
Provision for doubtful accounts and loss on bad debts	238	370	2,039
Write-down of inventories	11,507	11,486	5,291
Deferred income taxes (Note 16)	(5,643)	(4,064)	6,470
Gains on sales of securities, net	(4,542)	(337)	(52)
Foreign currency adjustments	(2,003)	(759)	506
Change in assets and liabilities:
Increase in receivables	(14,876)	(3,803)	(38,043)
Increase in inventories	(13,910)	(39,762)	(69,368)
(Increase) decrease in advance payment	2,872	3,507	(20,008)
(Increase) decrease in other current assets	2,035	(1,094)	(616)
Increase (decrease) in notes and accounts payable	(35,557)	(10,092)	29,422
Increase (decrease) in accrued income taxes	8,151	(6,680)	2,039
Increase in other current liabilities	9,242	4,411	3,033
Increase (decrease) in other non-current liabilities	14,739	(5,287)	(2,871)
Other, net	(3,712)	3,291	183
Net cash provided by operating activities	109,489	109,065	119,687
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(30,052)	(18,970)	(11,837)
Payments for purchases of held-to-maturity securities	(49,583)	(74,369)	(67,174)
Payments for purchases of other securities	(19)	(149)	(5,173)
Proceeds from sales and maturities of available-for-sale securities	37,593	29,346	9,568
Proceeds from maturities of held-to-maturity securities	71,167	74,083	42,534
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(18,533)	(35,454)	(1,581)
Investment in affiliates	(2,150)	(793)
Payments for purchases of property, plant and equipment	(58,416)	(67,765)	(65,844)
Payments for purchases of intangible assets	(6,553)	(6,744)	(6,568)
Acquisition of time deposits and certificate of deposits	(289,694)	(258,032)	(303,482)
Withdrawal of time deposits and certificate of deposits	276,436	299,531	287,376
Other, net	3,662	3,265	817
Net cash used in investing activities	(66,142)	(56,051)	(121,364)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net (Note 2)	(1,465)	(13,615)	4,044
Proceeds from issuance of long-term debt	9,055	10,141	10,708
Payments of long-term debt (Note 2)	(12,733)	(19,166)	(15,707)
Dividends paid	(24,336)	(25,874)	(23,654)
Purchase of treasury stock	(30)	(540)	(69)
Other, net	(1,922)	(1,715)	(2,142)
Net cash used in financing activities	(31,431)	(50,769)	(26,820)
Effect of exchange rate changes on cash and cash equivalents	20,250	(2,428)	(11,158)
Net increase (decrease) in cash and cash equivalents	32,166	(183)	(39,655)
Cash and cash equivalents at beginning of year	273,288	273,471	313,126
Cash and cash equivalents at end of year	¥ 305,454	¥ 273,288	¥ 273,471

ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
ACCOUNTING POLICIES

1. ACCOUNTING POLICIES

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its subsidiaries in which Kyocera has a controlling financial interest and a variable interest entity for which Kyocera is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies and an investment in a variable interest entity, for which Kyocera is not the primary beneficiary but has a significant influence to, are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

These variable interest entities do not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit qualified inventory, semi-annually, equal to a certain percentage of the previous six months net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results have historically approximated its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results have historically approximated its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents accounted for under ASC 305, “Cash and Cash Equivalents.”

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods accounted for under ASC 830, “Foreign Currency Matters.” Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral. In addition, when Kyocera determines it is unable to collect receivables, Kyocera directly writes-off these receivables to expenses in the period incurred.

Inventories:

Inventories are accounted for under ASC 330, “Inventory.” Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is mainly determined by the average method. For raw materials and supplies, cost is mainly determined by the first-in, first-out method. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted for by the cost method in accordance with ASC 325, “Investments—Other.”

Kyocera evaluates whether the declines in fair value of securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted for by the equity method for impairment quarterly in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation:

Property, plant and equipment are accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expenses in the period incurred. When assets are sold or otherwise disposed of, the gains or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment which are accounted for under ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

Impairment of Long-Lived Assets:

Impairment of long-lived assets which include intangible assets with definite useful lives is accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets.

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to income when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts and interest rate swaps as cash flow hedges. However, changes in fair value of most of the foreign currency forward contracts are recorded in income without applying hedge accounting as it is expected that such changes will be offset by corresponding gains or losses of the underlying hedged assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Commitments and Contingencies:

Commitments and contingencies are accounted for under ASC 450, “Contingencies.” Liabilities for loss contingencies are recorded when analysis indicates that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, we accrue the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. Legal costs are accrued as incurred.

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation,” Kyocera recognizes such costs in the consolidated financial statements based on the grant date fair value over the measurement method.

Net Income Attributable to Shareholders of Kyocera Corporation:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Research and Development Expenses and Advertising Expenses:

Research and development expenses, are accounted for under ASC 730, “Research and Development”, are charged to operations as incurred. Advertising expenses, are accounted for under ASC 720-35, “Other Expenses—Advertising Costs”, are charged to operations as incurred.

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards:

On April 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-05, “Presentation of Comprehensive Income” and ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” ASU No. 2011-05 requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. It eliminates the current option to present the components of other comprehensive income as part of the statement of equity. ASU No. 2011-05 also requires reclassification adjustments and the effect of those adjustments on net income and other comprehensive income to be disclosed on the face of financial statements, however, the effective date of this requirement is deferred indefinitely by ASU No. 2011-12. As these accounting standards are a provision for presentation, the adoption of these accounting standards did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-08, “Testing Goodwill for Impairment.” This accounting standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards:

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” This accounting standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the impairment test. An entity is not required to calculate the fair value of the indefinite-lived intangible asset unless the entity determines that it is more likely than not that the indefinite-lived intangible asset is impaired. This accounting standard will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This accounting standard clarifies that the scope of ASU No. 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This accounting standard will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This accounting standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, this accounting standard requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, this accounting standard required an entity to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This accounting standard will be effective prospectively for annual reporting periods beginning after December 15, 2012, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In February 2013, the FASB issued ASU No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” This accounting standard requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following: (a) The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors (b) Any additional amount the reporting entity expects to pay on behalf of its co-obligors. The accounting standard also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an

Investment in a Foreign Entity.” This accounting standard resolves the diversity in practice about whether ASC 810-10, Consolidation—Overall, or ASC 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, this accounting standard resolves the diversity in practice for the treatment of business combinations achieved in stages involving a foreign entity. This accounting standard will be effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The impact of this accounting standard on Kyocera’s consolidated results of operations, financial condition and cash flows will depend on the nature and significance of transactions after the adoption date.

Reclassifications:

Certain reclassifications and changes have been made to the consolidated balance sheet at March 31, 2012, the consolidated statements of income and the consolidated statements of cash flows for the year ended March 31, 2012 and 2011 and footnotes to conform to the current presentation.

BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2013
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2013

On June 5, 2012, Kyocera Document Solutions Deutschland GmbH, a subsidiary of Kyocera Document Solutions Inc., a Japan based subsidiary, acquired 100% of the common stock of AKI GmbH to strengthen its document solutions business.

On August 1, 2012, Kyocera Document Solutions America, Inc., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Nevill Business Machines, Inc. to expand its sales channels in the United States of America.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

On November 5, 2012, Kyocera Communication Systems Co., Ltd., a Japan based subsidiary, acquired 100% of the common stock of MOTEX Inc., a development and sales company of information technology assets management package software, and made it consolidated subsidiary with the aim of strengthening its security service business in information systems & telecommunication services business.

Going forward, Kyocera Communication Systems Co., Ltd. will strive to further expand its information systems & telecommunication services business through the pursuit of synergies with MOTEX Inc.

The results of operations of MOTEX Inc. was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Others.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

The weighted average amortization periods for customer relationships, software and trademarks are ten years, five years and ten years, respectively.

On February 6, 2013, AVX Corporation, a U.S. based subsidiary, acquired by merger all of the outstanding capital stock of the Tantalum Components Division of Nichicon Corporation (Nichicon Tantalum) for ¥8,054 million ($86 million) in cash. Nichicon Tantalum designs, develops, manufactures and markets tantalum electronic components. Nichicon Tantalum’s products are used in a broad range of commercial applications. Nichicon Tantalum has manufacturing facilities located in Adogawa, Japan and Tianjin, China. The acquisition enhances AVX Corporation’s leadership position in the passive electronic component industry and provides further opportunities for expansion in the Asian region and tantalum component manufacturing efficiencies.

The results of operations of Nichicon Tantalum was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record the transaction in accordance with ASC 805, “Business Combinations.” In accordance with the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values with the excess being allocated to goodwill. Factors that contributed to the recognition of goodwill include expected synergies and the trained workforce.

As of March 31, 2013, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

February 6, 2013
(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(200)

Working capital	1,941

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,635

Purchase price (Cash)	8,054

Goodwill	¥3,419

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the revenue and earnings were not material.

Business combinations in the year ended March 31, 2012

On July 11, 2011, Kyocera Fineceramics GmbH, a consolidated German subsidiary of Kyocera Corporation, acquired 100% of the outstanding common stock of Unimerco Group A/S, a Denmark-based industrial cutting tool manufacturing and sales company and made it a consolidated subsidiary with the aim of strengthening its cutting tool business. Unimerco Group A/S has changed its name to Kyocera Unimerco A/S on July 21, 2011.

By making Kyocera Unimerco A/S a consolidated subsidiary, Kyocera has added Kyocera Unimerco A/S’s high-quality, high-precision, custom-made solid-type cutting tools for automobile engine processing as well as aviation and wind-power generation markets to its lineup while also expanding its sales network, mainly in Europe. Going forward, Kyocera will strive to further expand its cutting tool business through the pursuit of synergies with Kyocera Unimerco A/S.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Applied Ceramic Products Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

The total amount of goodwill is not expected to be deductible for tax purposes.

The pro forma results are not presented as the amounts were immaterial.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

The weighted average amortization periods for customer relationships, unpatented technology and trademark are 20 years, 20 years and 10 years, respectively.

On February 1, 2012, Kyocera acquired 100% of the common stock of Optrex Corporation, a specialized manufacturer of liquid crystal displays (LCD) and related products, with the aim of strengthening its LCD business, and made it a consolidated subsidiary. Optrex Corporation has changed its name to Kyocera Display Corporation on April 1, 2012.

By making Optrex Corporation a consolidated subsidiary, Kyocera will further enhance the product lines of both its conventional industrial equipment applications and newly acquired automotive applications. Moreover, Optrex Corporation also possesses excellent production technology for touchscreen panels, thus by effectively combining both companies’ product technologies and operating resources including customer bases, Kyocera also expects to further enhance and expand its touchscreen panel business. Going forward, Kyocera will strive to further expand its LCD and touchscreen panel business.

The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC 805, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

The total amount of goodwill is not expected to be deductible for tax purposes.

The short-term borrowings of ¥10,058 million and the current portion of long-term debt of ¥5,345 million were loans from several financial institutions, the repayment of which were completed in the year ended March 31, 2012.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

The weighted average amortization periods for customer relationships and technology are 10 years, respectively.

Pro forma information

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

The amounts of revenue and earnings of Optrex Corporation since the acquisition date included in the consolidated income statement for the year ended March 31, 2012 are not presented as the amounts were immaterial.

On August 31, 2011, Kyocera Document Solutions India Pte. Ltd., a subsidiary of Kyocera Document Solutions Inc., acquired information equipment sales business, related assets and liabilities from Kilburn Office Automation Ltd. to expand its sales channels in India.

On October 1, 2011, Kyocera Document Solutions Canada, Ltd, a subsidiary of Kyocera Document Solutions Inc., acquired 100% of the common stock of Copicom Inc. to expand its sales channels in Canada.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition date. For reporting segment, they are reported in the Information Equipment Group. The acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor LCD business of Yasu facility from Sony Mobile Display Corporation. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Document Solutions Inc. acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. The results of operations of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥57,919	¥194,216

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥341	¥1,260	¥729

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2012 and 2013, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2012				2013
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥266,070	¥333,840	¥68,057	¥287	¥269,819	¥488,748	¥218,929	¥0
Investment trusts	3,690	3,704	145	131	3,900	4,371	471	—

Total equity securities	269,760	337,544	68,202	418	273,719	493,119	219,400	0

Corporate bonds	12,735	11,941	0	794	7,549	7,601	108	56
Government bonds and public bonds	1,501	1,203	—	298	—	—	—	—

Total debt securities	14,236	13,144	0	1,092	7,549	7,601	108	56

Total available-for-sale securities	283,996	350,688	68,202	1,510	281,268	500,720	219,508	56

Held-to-maturity securities:
Corporate bonds	54,317	54,325	123	115	48,658	48,736	98	20
Government bonds and public bonds	13,949	13,949	13	13	5	5	—	—
Others	1,000	1,000	0	—	1,000	1,000	0	—

Total held-to-maturity securities	69,266	69,274	136	128	49,663	49,741	98	20

Total	¥353,262	¥419,962	¥68,338	¥1,638	¥330,931	¥550,461	¥219,606	¥76

At March 31, 2013, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2013
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥43,893	¥43,910
Due after 1 year to 5 years	3,070	3,080	5,770	5,831
Due after 5 years	4,479	4,521	—	—
Equity securities	273,719	493,119	—	—

	¥281,268	¥500,720	¥49,663	¥49,741

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥8,500	¥16,705	¥34,587
Gross realized gains	608	1,196	5,858
Gross realized losses	445	1,162	1,156

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

	March 31, 2013
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1	¥0	¥2	¥0	¥3	¥0
Investment trusts	—	—	—	—	—	—
Corporate bonds	5,145	56	—	—	5,145	56
Government bonds and public bonds	—	—	—	—	—	—

Total	¥5,146	¥56	¥2	¥0	¥5,148	¥56

At March 31, 2013, Kyocera held available-for-sale securities in unrealized loss positions of ¥56 million. Kyocera considered the decline in fair value of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor. Kyocera considered the decline in fair value of corporate bonds were not other-than-temporary because the decline in fair value was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera holds time deposits and certificates of deposits which are due over three months to original maturity, non-marketable equity securities, long-term loans and investments in affiliates and unconsolidated subsidiaries. Carrying amounts of these investments at March 31, 2012 and 2013, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2012	2013
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥160,796	¥179,875
Non-marketable equity securities	15,393	9,441
Long-term loans	77	43
Investments in affiliates and unconsolidated subsidiaries	1,597	3,145

Total	¥177,863	¥192,504

FAIR VALUE	12 Months Ended
Mar. 31, 2013
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2012				2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥25	¥—	¥—	¥25	¥—	¥—	¥—	¥—
Investment trusts	2,386	—	—	2,386	—	—	—	—

Total equity securities	2,411	—	—	2,411	—	—	—	—

Corporate bonds	2,859	—	—	2,859	—	—	—	—
Government bonds and public bonds	168	—	—	168	—	—	—	—

Total debt securities	3,027	—	—	3,027	—	—	—	—

Foreign currency forward contracts	—	459	—	459	—	956	—	956

Total derivatives	—	459	—	459	—	956	—	956

Total current assets	5,438	459	—	5,897	—	956	—	956

Non-Current Assets:
Marketable equity securities	333,815	—	—	333,815	488,748	—	—	488,748
Investment trusts	66	1,252	—	1,318	21	4,350	—	4,371

Total equity securities	333,881	1,252	—	335,133	488,769	4,350	—	493,119

Corporate bonds	9,082	—	—	9,082	7,601	—	—	7,601
Government bonds and public bonds	1,035	—	—	1,035	—	—	—	—

Total debt securities	10,117	—	—	10,117	7,601	—	—	7,601

Total non-current assets	343,998	1,252	—	345,250	496,370	4,350	—	500,720

Total assets	¥349,436	¥1,711	¥—	¥351,147	¥496,370	¥5,306	¥—	¥501,676

Current Liabilities:
Foreign currency forward contracts	¥—	¥5,140	¥—	¥5,140	¥—	¥9,233	¥—	¥9,233
Interest rate swaps	—	28	—	28	—	22	—	22

Total derivatives	—	5,168	—	5,168	—	9,255	—	9,255

Total current liabilities	¥—	¥5,168	¥—	¥5,168	¥—	¥9,255	¥—	¥9,255

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2011, 2012 and 2013.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥—			¥—	¥(286)
Non-marketable equity securities	0			0	(1)

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥712 million, ¥241 million and ¥286 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥3 million, ¥2 million and ¥1 million, which were included in other, net in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013, respectively.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥47,175	¥47,116	¥43,893	¥43,910
Long-term investments in debt and equity securities	372,779	372,846	506,490	506,551
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	17,501	17,526	9,516	9,516

Total	¥437,455	¥437,488	¥559,899	¥559,977

Liabilities (b):
Long-term debt (including due within one year)	¥31,807	¥32,028	¥30,672	¥30,691

Total	¥31,807	¥32,028	¥30,672	¥30,691

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.

INVENTORIES	12 Months Ended
Mar. 31, 2013
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Finished goods	¥117,337	¥142,175
Work in process	54,700	54,248
Raw materials and supplies	98,299	100,027

	¥270,336	¥296,450

VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2013
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the years ended March 31, 2011, 2012, and 2013 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

For the year ended March 31, 2013:
Allowance for doubtful accounts	¥4,951	¥969	¥320	¥(1,695)	¥4,545
Allowance for sales returns	2,142	3,931	414	(3,959)	2,528

Total	¥7,093	¥4,900	¥734	¥(5,654)	¥7,073

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

The location of valuation allowances in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

	March 31, 2012	March 31, 2013
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,583	¥4,705

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥518	¥387
Other long-term investments	¥44	¥1
Other assets	¥1,948	¥1,980

Subtotal	¥2,510	¥2,368

Total	¥7,093	¥7,073

INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥1,184	¥2,756
Kyocera’s trade receivables from affiliates	1,048	127

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥83	¥(279)	¥(330)
Kyocera’s sales to affiliates	314	661	200

LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2013
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH (TA). These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Total minimum lease payments receivable	¥32,683	¥34,073
Unguaranteed residual values	1,522	1,176
Unearned income	(2,544)	(2,325)
Executory costs	(21)	(12)

	31,640	32,912
Less, allowance for doubtful receivables	(382)	(238)

	31,258	32,674
Less, portion due within one year	(11,307)	(11,720)

Total	¥19,951	¥20,954

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥571	¥493	¥382
Charged to costs or expenses, or charge-off	(44)	(69)	(187)
Others*	(34)	(42)	43

Balance at end of year	¥493	¥382	¥238

*	Others consist mainly of foreign currency translation adjustments.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296

Total	¥34,073

TA transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA has a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥28,086 million and ¥27,065 million have been recorded on the balance sheets as of March 31, 2012 and 2013, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2012		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥31,493	¥21,906	¥35,522	¥24,764
Patent rights	16,818	14,170	12,773	9,686
Customer relationships	31,473	12,214	37,314	16,454
Other	16,281	6,966	16,698	6,678

Total	¥96,065	¥55,256	¥102,307	¥57,582

	March 31,
	2012	2013
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥8,842	¥9,856
Other	2	2

Total	¥8,844	¥9,858

Intangible assets acquired during the year ended March 31, 2013 are as follows:

Year ended March 31, 2013
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,949
Patent rights	1,811
Customer relationships	4,014
Other	452

Total	¥11,226

The weighted average amortization periods for software, patent rights and customer relationships which were acquired during the year ended March 31, 2013 are three years, seven years and ten years, respectively.

Total amortization of intangible assets during the years ended March 31, 2011, 2012 and 2013 amounted to ¥11,410 million, ¥10,387 million and ¥10,292 million, respectively.

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,819
2015	6,357
2016	5,584
2017	4,194
2018	3,652

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2012 and 2013 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2011
Goodwill	¥100	¥1,266	¥8,356	¥26,868	¥18,456	¥13,192	¥4,595	¥72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,262	13,645	40,863	18,456	12,813	1,900	89,039
Goodwill acquired during the year	—	—	—	3,419	—	272	6,305	9,996
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	51	1,453	1,390	—	1,496	—	4,390

Balance at March 31, 2013
Goodwill	100	1,313	20,513	45,672	18,456	14,603	10,900	111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,313	¥15,098	¥45,672	¥18,456	¥14,581	¥8,205	¥103,425

The goodwill of ¥9,996 million which Kyocera acquired during the year ended March 31, 2013 was mainly based on the acquisition of the Tantalum Components Division of Nichicon Corporation by AVX Corporation, a U.S. based subsidiary of Kyocera Corporation, included in Electronic Device Group and based on the acquisition of the common stocks of MOTEX Inc. by Kyocera Communication Systems Co., Ltd., a Japan based subsidiary of Kyocera Corporation, included in Others.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves a two step process. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess. Kyocera concluded that there was no goodwill impairment at any reporting unit as of January 1, 2013.

SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2013
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Average interest rates on loans from banks and others	1.56%	1.43%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥132	¥135
Unsecured	3,930	3,000

	¥4,062	¥3,135

Long-term debt at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-7.01%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥30,036	¥29,086
Unsecured	1,771	1,586

	31,807	30,672
Less, portion due within one year	(10,610)	(9,817)

	¥21,197	¥20,855

Aggregate maturities of long-term debt at March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2015	¥9,167
2016	5,567
2017	3,370
2018	1,531
2019 and thereafter	1,220

¥20,855

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Trade account receivables	¥56	¥—
Property, plant and equipment, net of accumulated depreciation	4,556	3,869
Intangible assets	1,650	—

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥28,086 million and ¥27,065 million as of March 31, 2012 and 2013 have been recorded on the balance sheets, respectively.

BENEFIT PLANS	12 Months Ended
Mar. 31, 2013
BENEFIT PLANS

11. BENEFIT PLANS

Domestic:

Defined benefit plans

At March 31, 2013, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to select how benefit payments will be made. Employees may elect to receive up to 50% of the accumulated points balance as an annuity payment over the employees lifetime with the remainder of the accumulated points being distributed in instalments over a fixed period of up to 20 years.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥145,807	¥159,988
Service cost	9,410	10,049
Interest cost	2,506	2,324
Actuarial loss	5,056	10,558
Benefits paid	(5,646)	(6,329)
Acquisitions of Business	2,121	972
Other	734	—

Projected benefit obligations at end of year	159,988	177,562
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	156,856
Actual return on plan assets	1,557	5,612
Employer’s contribution	9,147	9,651
Benefits paid	(5,585)	(6,215)
Acquisitions of Business	818	793
Other	693	—

Fair value of plan assets at end of year	156,856	166,697

Funded status	¥(3,132)	¥(10,865)

The business acquisition in the year ended March 31, 2012 and 2013 was due to the acquisition of the common stocks of Kyocera Display Corporation and the domestic operation of the Tantalum Components Division of Nichicon Corporation by AVX Corporation, a U.S. based subsidiary, respectively.

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prepaid benefit cost	¥7,613	¥372
Accrued benefit liability	(10,745)	(11,237)

Net amount recognized	¥(3,132)	¥(10,865)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥32,932	¥28,603
Actuarial loss	(42,454)	(49,357)

Accumulated other comprehensive loss	¥(9,522)	¥(20,754)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥159,465	¥176,982
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥25,478	¥172,778
Accumulated benefit obligation	24,956	172,198
Fair value of plan assets	14,733	161,541

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013, include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥8,662	¥9,410	¥10,049
Interest cost	2,637	2,506	2,324
Expected return on plan assets	(3,255)	(3,358)	(3,467)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Net periodic pension costs	¥4,487	¥5,369	¥6,087

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(3)	¥—
Net actuarial loss incurred during the year	(5,621)	(6,857)	(8,413)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Total	¥(9,178)	¥(10,049)	¥(11,232)

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥(4,306)
Recognized actuarial loss	1,886

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	0.75-1.50	0.25-1.00

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Discount rate (%)	1.00-2.00	1.00-1.75	0.75-1.50
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	1.35-2.20

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2011, 2012 and 2013 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future.

Plan assets are classified into four major types. Approximately 60% is invested in life insurance company general accounts, approximately 25% is mainly invested in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 10% is invested in trust funds that invest both long and short in stocks and bonds and in real estate funds, and approximately 5% is held in cash and cash equivalents.

In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed.

At March 31, 2013, Kyocera Corporation and its major domestic subsidiaries do not have plans to change substantially their long-term strategy about allocations of plan assets from described above.

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥93,969	¥—	¥93,969	¥—	¥92,160	¥—	¥92,160
Equity securities:
Domestic	1,789	—	—	1,789	1,312	—	—	1,312
International	7,836	—	—	7,836	7,740	—	—	7,740
Pooled funds(1)	—	12,638	—	12,638	—	14,119	—	14,119
Debt securities:
Corporate bonds	16,081	—	—	16,081	19,066	—	—	19,066
Pooled funds(2)	—	4,541	—	4,541	—	6,290	—	6,290
Other types of investments:
Equity long/short
Domestic(3)	—	783	—	783	—	—	—	—
International(4)	—	3,680	—	3,680	—	3,973	—	3,973
Debt long/short(5)	—	8,090	—	8,090	—	6,847	—	6,847
Real Estate funds(6)	—	—	—	—	—	—	6,015	6,015
Other	—	2,146	1,757	3,903	—	2,048	1,419	3,467
Cash and cash equivalents	3,546	—	—	3,546	5,708	—	—	5,708

Total	¥29,252	¥125,847	¥1,757	¥156,856	¥33,826	¥125,437	¥7,434	¥166,697

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.
(6)	This category includes private open-ended real estate funds.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2012 and 2013. Plan assets of Level 3 are invested in real estate funds and multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2012	2013
	(Yen in millions)
Balance at beginning of year	¥1,449	¥1,757
Actual return on plan assets:
Relating to assets still held at end of year	(19)	72
Relating to assets sold during the year	(45)	(26)
Purchases, sales and settlements	372	5,631

Balance at end of year	¥1,757	¥7,434

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥14,401million to the defined benefit pension plans in the year ending March 31, 2014.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2014	¥6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation. In the year ended March 31, 2013, KII made a partial settlement of its pension plan by implementing lump sum payments to a certain portion of terminated vested participants.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA, a German subsidiary of Kyocera Document Solutions Inc., maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2012 and 2013:

	March 31,
	2012	2013
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,954	¥37,845
Service cost	293	348
Interest cost	1,764	1,667
Plan participants’ contributions	10	7
Actuarial loss	3,026	5,024
Benefits paid	(1,880)	(1,927)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(1,308)	4,798
Other	(14)	(38)

Benefit obligations at end of year	¥37,845	¥46,504

	March 31,
	2012	2013
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥18,010	¥18,751
Actual return on plan assets	787	1,887
Employer contribution	1,082	3,097
Plan participants’ contributions	10	7
Benefits paid	(845)	(911)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(279)	2,636
Other expenses	(14)	(38)

Fair value of plan assets at end of year	18,751	24,209

Funded status	¥(19,094)	¥(22,295)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Accrued benefit liability	¥(19,094)	¥(22,295)

Net amount recognized	¥(19,094)	¥(22,295)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥36,759	¥44,741

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2012	2013
	(Yen in millions)
Projected benefit obligation	¥37,845	¥46,504
Accumulated benefit obligation	36,759	44,741
Fair value of plan assets	18,751	24,209

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥311	¥293	¥348
Interest cost	1,886	1,764	1,667
Expected return on plan assets	(1,210)	(1,259)	(1,225)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Net periodic pension costs	¥1,246	¥1,010	¥1,672

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥788	¥(3,498)	¥(4,362)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Total	¥1,047	¥(3,286)	¥(3,480)

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	945

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	4.00-5.00	3.10-4.57
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 are as follows:

Years ended March 31,
	2011	2012	2013
Discount rate (%)	4.80-6.00	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00	2.50-3.80
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.40-7.75	5.52-7.75

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2012 and 2013 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,071	¥—	¥—	¥5,071	¥6,200	¥—	¥—	¥6,200
Debt securities:
Government bonds	350	—	—	350	453	—	—	453
Government agency bonds	—	842	—	842	—	841	—	841
Corporate bonds	—	340	—	340	—	573	—	573
Pooled separate accounts *	—	11,614	—	11,614	—	14,499	—	14,499
Other	—	477	—	477	—	1,575	—	1,575
Cash and cash equivalents	57	—	—	57	68	—	—	68

Total	¥5,478	¥13,273	¥—	¥18,751	¥6,721	¥17,488	¥—	¥24,209

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 40% equity and 60% fixed income for its U.S. defined benefit plans and 60% equity and 40% fixed income for its European defined benefit plans.

KII and AVX forecast to contribute ¥1,041 million to the defined benefit pension plans in the year ending March 31, 2014.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2014	¥2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	12,391

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Contributions to the plans	¥632	¥505	¥493

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2013
STOCK OPTION PLANS

12. STOCK OPTION PLANS

AVX has four fixed stock option plans. Under the 1995 stock option plan, as amended, AVX could grant options to employees for the purchase of up to an aggregate of 9,300 thousand shares of common stock. Under the non-employee directors’ stock option plan, as amended, AVX could grant options for the purchase of up to an aggregate of 650 thousand shares of common stock. No awards were made under these two plans after August 1, 2005. Under the 2004 stock option plan, as amended, AVX may grant options to employees for the purchase of up to an aggregate of 10,000 thousand shares of common stock. Under the 2004 non-employee directors’ stock option plan, as amended, AVX may grant options for the purchase of up to an aggregate of 1,000 thousand shares of common stock. Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years. Options granted under the 1995 stock option plan and the 2004 stock option plan vest as to 25% annually and options granted under the non-employee directors’ stock option plan and the 2004 non-employee directors’ stock option plan vest as to one third annually. Requisite service periods related to all of the plans begin on the grant date. As of March 31, 2013, there were 11,741 thousand shares of common stock available for future issuance under all of the plans, consisting of options available to be granted and options currently outstanding.

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	4,344	$14.12
Granted	538	10.79
Exercised	(16)	9.71		¥2
Expired and cancelled	(619)	16.24		¥11

Outstanding at March 31, 2013	4,247	$13.40	5.10	¥165

Exercisable at March 31, 2013	2,994	$13.83	3.79	¥86

The total aggregate intrinsic value of options exercised is ¥149 million, ¥24 million and ¥2 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Unvested share activity under stock option plans at March 31, 2013 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value (U.S. dollar)
Unvested balance at March 31, 2012	1,301	$2.99
Options granted	538	2.09
Options forfeited	(68)	2.79
Options vested	(518)	3.00

Unvested balance at March 31, 2013	1,253	$2.61

The weighted average estimated fair value of options granted at grant date market prices was $3.29, $3.03 and $2.09 per option for the years ended March 31, 2011, 2012 and 2013, respectively. The total aggregate fair value of options vested is ¥192 million, ¥146 million and ¥129 million for the years ended March 31, 2011, 2012 and 2013, respectively.

AVX’s weighted average fair value is estimated at the date of grant using Black Scholes model. AVX estimated volatility by considering AVX’s historical stock volatility. AVX calculated the dividend yield based on historical dividend paid. AVX has estimated forfeitures in determining the weighted average fair value calculation. The forfeiture rate used for the year ended March 31, 2013 was 7.1%. The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2011	2012	2013
Expected life	5 years	6 years	6 years
Interest rate	2.3%	1.8%	1.0%
Volatility	27%	23%	28%
Expected dividends	1.3%	1.5%	2.8%

The total unrecognized compensation costs related to unvested awards as of March 31, 2011, 2012 and 2013 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2011	2012	2013
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥142	¥95	¥86

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2011, 2012 and 2013.

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥190	¥93	¥74
Tax benefit associated with stock based compensation expense	23	50	40
Cash received from the exercise of options	517	79	13
Excess tax benefit from stock-based payment arrangements	44	8	1

KII provides key employees of its certain subsidiary with a stock option plan. The issuance of options under this plan was suspended by April 1, 2006 and all options were vested by March 31, 2010. The options were granted to a key employee, who had the right to purchase for up to an aggregate of 3,800 thousand shares of common stock. The exercise price was not less than 85% of the fair value per share of the subsidiary at the time the option was granted, and the grant has a maximum term of 10 years. Since the subsidiary is not listed, the fair value is determined based on valuation techniques using management internal assumptions.

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	269	$2.20
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(26)	2.85

Outstanding at March 31, 2013	243	$2.13	1.68	—

Exercisable at March 31, 2013	243	$2.13	1.68	—

Since all options were vested by March 31, 2010, there was no stock based compensation expense for the year ended March 31, 2013. In addition, there were no unrecognized compensation costs related to unvested awards at March 31, 2013.

DERIVATIVES AND HEDGING	12 Months Ended
Mar. 31, 2013
DERIVATIVES AND HEDGING

13. DERIVATIVES AND HEDGING

Kyocera’s activities are exposed to varieties of market risks, including the effects of changes in foreign currency exchange rates, interest rates and stock prices. Approximately 55% of Kyocera’s net sales are generated from overseas customers, which exposes Kyocera to foreign currency exchange rates fluctuations. These financial exposures are monitored and managed by Kyocera as an integral part of its overall risk management program. Kyocera’s risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on its operating results.

Kyocera maintains a foreign currency risk management strategy that uses derivative financial instruments, such as foreign currency forward contracts to minimize the volatility in its cash flows caused by changes in foreign currency exchange rates. Movements in foreign currency exchange rates pose a risk to Kyocera’s operations and competitive position, since exchange rates changes may affect the profitability, cash flows, and business and/or pricing strategies of non Japan-based competitors. These movements affect cross-border transactions that involve, but not limited to, direct export sales made in foreign currencies and raw material purchases incurred in foreign currencies.

Kyocera maintains an interest rate risk management strategy that uses derivative financial instruments, such as interest rate swaps to minimize significant, unanticipated cash flow fluctuations caused by interest rate volatility.

By using derivative financial instruments to hedge exposures to changes in exchange rates and interest rates, Kyocera became exposed to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contracts. When the fair value of a derivative contract is positive, the counterparty owes Kyocera, which creates repayment risk for Kyocera. When the fair value of a derivative contract is negative, Kyocera owes the counterparty and, therefore, it does not possess repayment risk. Kyocera minimizes the credit (or repayment) risk in derivative financial instruments by (a) entering into transactions with creditworthy counterparties, (b) limiting the amount of exposure to each counterparty, and (c) monitoring the financial condition of its counterparties.

Kyocera does not hold or issue such derivative financial instruments for trading purposes.

Cash Flow Hedges:

Kyocera uses certain foreign currency forward contracts with terms normally lasting for less than four months designated as cash flow hedges to protect against foreign currency exchange rate risks inherent in its forecasted transactions related to purchase commitments and sales. Kyocera also uses interest rate swaps mainly to convert a portion of its variable rates debt to fixed rates debt.

Other Derivatives:

Kyocera’s main direct foreign export sales and some import purchases are denominated in the customers’ and suppliers’ local currencies, principally the U.S. dollar and the Euro. Kyocera purchases foreign currency forward contracts to protect against the adverse effects that exchange rate fluctuations may have on foreign-currency-denominated trade receivables and payables. The gains and losses on both the derivatives and the foreign-currency-denominated trade receivables, payables are recorded as foreign currency transaction gains, net in the consolidated statement of income. Kyocera does not adopt hedge accounting for such derivatives.

The aggregate contractual amounts of derivative financial instruments at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,941	¥12,225
Interest rate swaps	963	120

Total	¥13,904	¥12,345
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥130,346	¥163,526

Total derivatives	¥144,250	¥175,871

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

		March 31,
	Location	2012	2013
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥135	¥105
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥324	¥851

Total derivative assets		¥459	¥956

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥256	¥192
Interest rate swaps	Other current liabilities	28	22

Total		¥284	¥214

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥4,884	¥9,041

Total derivative liabilities		¥5,168	¥9,255

The location and amount of derivative financial instruments included in the comprehensive income for the years ended March 31, 2011, 2012 and 2013 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Foreign currency forward contracts	¥27	¥(51)	¥23
Interest rate swaps	25	10	(21)

Total	¥52	¥(41)	¥2

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(102)	¥12	¥97
Foreign currency forward contracts	Cost of sales	259	9	(248)
Interest rate swaps	Interest expense	20	13	24

Total		¥177	¥34	¥(127)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥9	¥(14)	¥(21)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(3,114)	¥(1,310)	¥(3,630)
Currency swaps	Foreign currency transaction gains, net	16	(7)	—

Total		¥(3,098)	¥(1,317)	¥(3,630)

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

As of March 31, 2013, Kyocera had contractual obligations for the acquisition or construction of property, plant and equipment aggregating ¥9,233 million principally due within one year.

Kyocera is a lessee under long-term operating leases primarily for office space and equipment. Rental expenses for operating leases were ¥8,310 million, ¥10,586 million and ¥11,465 million for the years ended March 31, 2011, 2012 and 2013, respectively.

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥5,486
2015	3,591
2016	2,227
2017	1,422
2018	1,085
2019 and thereafter	1,778

¥15,589

Kyocera has entered into purchase agreements for a certain portion of an anticipated quantity of materials used in its operations. Under those agreements, during the year ended March 31, 2013, Kyocera purchased ¥14,973 million and is obligated to purchase ¥215,492 million in total by the end of December 2020.

Kyocera guarantees the debt of employees, an investee and an unconsolidated subsidiary. As of March 31, 2013, the total amount of these guarantees was ¥581 million. The financial guarantees are made in the form of commitments and letters of awareness issued to financial institutions and generally obligate Kyocera to make payments in the event of default by the borrowers.

AVX corporation (AVX), a U.S. based subsidiary, has been identified by the United States Environmental Protection Agency (EPA), state governmental agencies or other private parties as a potentially responsible party (PRP) under the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) or equivalent state or local laws for clean-up and response costs associated with certain sites at which remediation is required with respect to prior contamination. Because CERCLA has generally been construed to authorize joint and several liability, the EPA could seek to recover all clean-up costs from any one of the PRPs at a site despite the involvement of other PRPs. At certain sites, financially responsible PRPs other than AVX also are, or have been, involved in site investigation and clean-up activities. AVX believes that liability resulting from these sites will be apportioned between AVX and other PRPs.

To resolve its liability at the sites at which AVX has been named a PRP, AVX has entered into various administrative orders and consent decrees with federal and state regulatory agencies governing the timing and nature of investigation and remediation. As is customary, the orders and decrees regarding sites where the PRPs are not themselves implementing the chosen remedy contain provisions allowing the EPA to reopen the agreement and seek additional amounts from settling PRPs in the event that certain contingencies occur, such as the discovery of significant new information about site conditions.

In 1991, in connection with a consent decree, AVX paid ¥8,878 million ($66 million), plus interest, toward the environmental conditions at, and remediation of, New Bedford Harbor in the Commonwealth of Massachusetts (the harbor) in settlement with the United States and the Commonwealth of Massachusetts, subject to reopener provisions, including a reopener if certain remediation costs for the site exceed ¥12,267 million ($130.5 million).

On April 18, 2012, the EPA issued to AVX a Unilateral Administrative Order (UAO) directing AVX to perform the Remedial Design, the Remedial Action and Operation and Maintenance as set forth in the UAO, for the harbor clean-up, pursuant to the reopener provision. The original effective date set forth in the UAO was June 18, 2012 (and subsequently extended to September 3, 2013), pursuant to which AVX had to inform the EPA if it intends to comply with the UAO.

On October 10, 2012, the EPA, the United States, and the Commonwealth of Massachusetts and AVX announced that they had reached a financial settlement with respect to the EPA’s ongoing clean-up of the harbor. That agreement is contained in a Supplemental Consent Decree that modifies certain provisions of the 1992 Consent Decree, including elimination of the governments’ right to invoke the clean-up reopener provisions in the future. In accordance with the settlement, AVX will pay ¥34,428 million ($366.25 million), plus interest computed from August 1, 2012, in three installments over a two-year period for use by the EPA and the Commonwealth to complete the clean-up of the harbor, and the EPA will withdraw the UAO. The settlement requires approval by the United States District Court before becoming final. The timing of any such approval is uncertain.

AVX has recorded a liability for the full amount of the proposed settlement, resulting in charges of ¥7,900 million ($100 million) and ¥21,300 million ($266.25 million) in the years ended March 31, 2012 and 2013, respectively. Kyocera included these charges in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2012 and 2013, respectively.

In addition to the above matter, Kyocera is involved in various environmental matters and Kyocera currently has certain amount of reserves related to such environmental matters. The amount recorded for identified contingent liabilities is based on estimates. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. The uncertainties about the status of laws, regulations, regulatory actions, technology and information related to individual sites make it difficult to develop an estimate of the reasonably possible aggregate environmental remediation exposure; therefore these costs could differ from our current estimates.

Kyocera is also subject to various lawsuits and claims which arise, in the ordinary course of business. Kyocera consults with legal counsel and assesses the likelihood of adverse outcome of these contingencies. Kyocera records liabilities for these contingencies when the likelihood of an adverse outcome is probable and the amount can be reasonably estimated. Based on the information available, management believes that damages, if any, resulting from these actions will not have a significant impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

EQUITY	12 Months Ended
Mar. 31, 2013
EQUITY

15. EQUITY

Under the Companies Act of Japan (the Companies Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Companies Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2013 included in retained earnings was ¥18,510 million.

The Companies Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2013 was ¥748,606 million.

The accompanying consolidated financial statements for the year ended March 31, 2013 do not include any provision for the year-end dividend of ¥60 per share aggregating ¥11,006 million payable on June 27, 2013 which was approved by the shareholders at the shareholder’s meeting held on June 26, 2013.

Kyocera’s equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries accounted for by the equity method of accounting aggregating ¥(2,079) million at March 31, 2013 was included in retained earnings.

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2010	¥23,468	¥(82)	¥1,053	¥(75,449)	¥(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	40,735	(70)	(12,290)	(110,014)	(81,639)
Net change for the year	94,513	2	(11,111)	48,648	132,052
Other	—	0	(14)	(261)	(275)

Balance at March 31, 2013	¥135,248	¥(68)	¥(23,415)	¥(61,627)	¥50,138

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive income (loss)	¥(22,204)	¥(2,368)	¥(24,572)

For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)
Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive income (loss)	¥(7,035)	¥1,208	¥(5,827)

For the year ended March 31, 2013:
Net unrealized gains on securities:
Amount arising during the year	¥151,607	¥(55,708)	¥95,899
Reclassification adjustments for gains and losses realized in net income	(3,800)	2,414	(1,386)

Net change for the year	147,807	(53,294)	94,513
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	24	(146)
Reclassification adjustments for gains and losses realized in net income	182	(34)	148

Net change for the year	12	(10)	2
Pension adjustments:
Amount arising during the year	(13,508)	3,689	(9,819)
Reclassification adjustments for gains and losses realized in net income	(1,940)	648	(1,292)

Net change for the year	(15,448)	4,337	(11,111)
Foreign currency translation adjustments	48,648	—	48,648

Other comprehensive income (loss)	¥181,019	¥(48,967)	¥132,052

INCOME TAXES	12 Months Ended
Mar. 31, 2013
INCOME TAXES

16. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2011, 2012 and 2013 are comprised of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Domestic	¥112,374	¥77,813	¥81,713
Foreign	59,958	37,080	19,650

Total income before income taxes	¥172,332	¥114,893	¥101,363

Income taxes:
Current income taxes:
Domestic	¥21,297	¥20,685	¥27,906
Foreign	14,447	13,514	11,749

Total current income taxes	35,744	34,199	39,655

Deferred income taxes:
Domestic	11,892	(1,148)	1,045
Foreign	(5,422)	(2,916)	(6,688)

Total deferred income taxes	6,470	(4,064)	(5,643)

Total income taxes	¥42,214	¥30,135	¥34,012

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates of approximately 41.0%, 41.0% and 38.0% for the years ended 2011, 2012 and 2013, respectively.

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Japanese statutory income tax rate	41.0%	41.0%	38.0%
Difference in statutory tax rates of foreign subsidiaries	(5.0)	(6.4)	(4.8)
Change in valuation allowance	(8.1)	(1.1)	2.8
Tax credit for research and development expenses	(2.1)	(2.1)	(3.1)
Uncertainty in income taxes	(2.1)	1.3	(0.2)
Tax rate change*	—	(7.2)	—
Other	0.8	0.7	0.9

Effective income tax rate	24.5%	26.2%	33.6%

*

In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥728	¥1,643
Inventories	19,057	20,250
Provision for doubtful accounts and loss on bad debts	1,255	1,399
Accrued expenses	10,982	20,517
Employee benefits	24,528	26,063
Depreciation and amortization	33,171	35,898
Securities	2,744	1,530
Net operating losses and tax credit carry forwards	20,454	30,241
Other	6,163	4,144

Total gross deferred tax assets	119,082	141,685
Valuation allowance	(25,192)	(34,414)

Net deferred tax assets	¥93,890	¥107,271

Deferred tax liabilities:
Depreciation and amortization	¥13,952	¥16,365
Securities	99,918	152,251
Prepaid benefit cost	2,786	165
Other	4,708	7,203

Total deferred tax liabilities	¥121,364	¥175,984

Net deferred tax liabilities	¥(27,474)	¥(68,713)

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2012	2013
	(Yen in millions)
Deferred income taxes—current assets	¥45,049	¥47,349
Other assets	20,245	35,753
Other current liabilities	(2,589)	(5,586)
Deferred income taxes—non-current liabilities	(90,179)	(146,229)

Net deferred tax liabilities	¥(27,474)	¥(68,713)

At March 31, 2013, Kyocera had net operating losses carried forward of approximately ¥105,961million, which are available to offset future taxable income. Of these net operating losses carried forward, the amount of ¥33,633million recorded at domestic subsidiaries will expire within next nine years, and the amount of approximately ¥14,291 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥58,037 million of which most have no expiration date.

At March 31, 2013, Kyocera had tax credits carried forward of ¥2,563 million, which are available to offset future income taxes. Of these tax credits carried forward, the amount of ¥692 million and ¥1,520 million recorded at foreign subsidiaries will expire within 20 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥9,550 million at March 31, 2013. The undistributed earnings of these subsidiaries are ¥268,554 million at March 31, 2013.

Total gross deferred tax assets at March 31, 2012 and 2013 were reduced by valuation allowances of ¥25,192 million and ¥34,414 million, respectively. The decrease for the year ended March 31, 2011 was due mainly to a reversal of valuation allowance against deferred tax assets at certain subsidiaries with increasing realization of deferred tax assets triggered by a significantly improved operating results.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥40,270	¥24,687	¥25,192
Increase	1,226	2,667	9,824
Decrease	(15,885)	(3,523)	(4,356)
Other*	(924)	1,361	3,754

Balance at end of year	¥24,687	¥25,192	¥34,414

*	Other consists mainly of foreign currency translation adjustments and business combinations.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥8,352	¥6,874	¥3,050
Increase—tax position in prior years	1,112	277	1,430
Increase—tax position in current year	1,936	2,135	51
Decrease—tax position in prior years	(2,517)	(868)	(33)
Settlements with taxing authorities	(2,002)	(5,350)	(428)
Lapse of statute of limitations	(7)	(18)	(6)

Balance at end of year	¥6,874	¥3,050	¥4,064

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate were ¥3,050 million and ¥4,064 million, at March 31, 2012 and 2013, respectively. Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income tax expenses in the consolidated statement of income in the amount of ¥(92) million, ¥59 million and ¥(25) million for the year ended March 31, 2011, 2012 and 2013, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥275 million and ¥228 million at March 31, 2012 and 2013, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2013 Kyocera is subject to income tax examinations by tax authorities for the tax year 2012 onwards in Japan, and for the tax year 2009 onwards in the United States for its major jurisdictions.

SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2013
SUPPLEMENTAL EXPENSE INFORMATION

17. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Research and development expenses	¥49,474	¥45,559	¥47,519
Advertising expenses	7,583	7,912	7,221
Shipping and handling cost included in selling, general and administrative expenses	16,883	17,203	19,636

SEGMENT REPORTING	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING

18. SEGMENT REPORTING

Kyocera manufactures and sells a highly diversified range of products, including components involving fine ceramic technologies and applied ceramic products, telecommunications and information equipment etc.

Kyocera categorizes its operations into seven reporting segments: (1) Fine Ceramic Parts Group, (2) Semiconductor Parts Group, (3) Applied Ceramic Products Group, (4) Electronic Device Group,

(5) Telecommunications Equipment Group, (6) Information Equipment Group, and (7) Others.

Main products or businesses of each reporting segment are as follows:

(1) Fine Ceramic Parts Group

Components for Semiconductor Processing Equipment and Flat Panel Display (FPD) Manufacturing Equipment,

Information & Telecommunication Components,

General Industrial Machinery Components,

Sapphire Substrates, and

Automotive Components

(2) Semiconductor Parts Group

Ceramic Packages for Crystal and SAW Devices, CMOS/CCD Image Sensor Ceramic Packages,

LSI Ceramic Packages, Wireless Communication Device Packages,

Optical Communication Device Packages and Components, and

Organic Multilayer Packages

(3) Applied Ceramic Products Group

Residential and Commercial Use Solar Power Generating Systems, Solar Cells and Modules,

Cutting Tools, Micro Drills,

Medical and Dental Implants, and

Jewelry and Applied Ceramic Related Products

(4) Electronic Device Group

Ceramic Capacitors, Tantalum Capacitors,

SAW Devices, RF Modules, EMI Filters,

Clock Oscillators, Crystal Units, Ceramic Resonators, Optical Low Pass Filters,

Connectors,

Thermal Printheads, Inkjet Printheads,

Amorphous Silicon Photoreceptor Drums,

LCDs, and Touch Panels

(5) Telecommunications Equipment Group

Mobile Phones, and

PHS related Products such as PHS Handsets and PHS Base Stations

(6) Information Equipment Group

Monochrome and Color Printers and Multifunctional Products,

Wide Format Systems,

Document Solutions,

Application Software, and

Supplies

(7) Others

Information Systems & Telecommunication Services, Engineering Business, Management Consulting Business,

Epoxy Molding Compounds for Semiconductor Encapsulation, Electrical Insulators,

Flexible Printed Circuit Sheet Materials, Synthetic Resin Molded Parts,

Realty Development Business, and

LED Lighting Systems

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each reporting segment represents net sales, less related costs and operating expenses, excluding corporate gains and equity in losses of affiliates and unconsolidated subsidiaries, income taxes and net income attributable to noncontrolling interests.

Assets for each reporting segment represent those assets associated with a specific reporting segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each reporting segment.

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2011	2012	2013
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥130,554	¥121,130	¥92,901
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.3	10.2	7.3

Information by reporting segment at and for the years ended March 31, 2011, 2012 and 2013 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥76,269	¥80,372	¥74,852
Semiconductor Parts Group	174,687	153,420	167,241
Applied Ceramic Products Group	197,642	179,784	211,439
Electronic Device Group	242,641	228,721	271,570
Telecommunications Equipment Group	225,168	178,669	177,314
Information Equipment Group	239,916	243,457	250,534
Others	139,383	151,987	159,902
Adjustments and eliminations	(28,782)	(25,540)	(32,798)

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥11,969	¥12,622	¥7,614
Semiconductor Parts Group	37,331	27,754	30,379
Applied Ceramic Products Group	29,049	6,459	17,924
Electronic Device Group	41,646	16,036	(4,014)
Telecommunications Equipment Group	2,121	1,469	1,340
Information Equipment Group	25,845	29,451	21,750
Others	9,651	8,054	10,542

Total operating profit	157,612	101,845	85,535
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	16,722	13,840	17,248
Adjustments and eliminations	(2,002)	(792)	(1,420)

Income before income taxes	¥172,332	¥114,893	¥101,363

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,106	¥6,767	¥6,403
Semiconductor Parts Group	10,786	11,795	12,850
Applied Ceramic Products Group	13,786	14,843	15,152
Electronic Device Group	13,818	13,762	15,155
Telecommunications Equipment Group	10,172	8,949	7,514
Information Equipment Group	11,027	10,131	9,723
Others	4,767	4,668	4,734
Corporate	2,082	2,205	2,066

Total	¥71,544	¥73,120	¥73,597

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥146	¥105	¥252
Semiconductor Parts Group	266	703	228
Applied Ceramic Products Group	1,000	6,115	1,498
Electronic Device Group	265	991	956
Telecommunications Equipment Group	2,581	2,216	7,127
Information Equipment Group	972	1,169	1,106
Others	61	187	340
Corporate	—	—	—

Total	¥5,291	¥11,486	¥11,507

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥11,319	¥11,050	¥3,348
Semiconductor Parts Group	12,998	13,279	14,727
Applied Ceramic Products Group	17,660	13,001	7,963
Electronic Device Group	12,118	14,193	14,071
Telecommunications Equipment Group	3,886	4,142	3,069
Information Equipment Group	7,437	6,199	6,536
Others	2,747	2,800	2,837
Corporate	2,515	1,744	4,137

Total	¥70,680	¥66,408	¥56,688

	March 31,
	2011	2012	2013
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥57,682	¥68,637	¥62,453
Semiconductor Parts Group	111,406	112,121	118,524
Applied Ceramic Products Group	258,618	265,093	327,465
Electronic Device Group	351,432	417,105	448,141
Telecommunications Equipment Group	111,634	109,975	119,894
Information Equipment Group	247,486	246,834	263,837
Others	132,381	138,304	158,617

	1,270,639	1,358,069	1,498,931
Corporate and investments in and advances to affiliates and unconsolidated subsidiaries	749,603	729,646	892,098
Adjustments and eliminations	(73,676)	(93,612)	(108,176)

Total assets	¥1,946,566	¥1,994,103	¥2,282,853

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2011, 2012 and 2013 are summarized as follows:

Geographic segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Japan	¥559,883	¥559,344	¥574,202
Asia	215,913	205,469	235,520
United States of America	220,706	166,706	215,032
Europe	210,131	204,887	198,868
Others	60,291	54,464	56,432

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	March 31,
	2011	2012	2013
	(Yen in millions)
Long-lived assets:
Japan	¥185,969	¥187,566	¥182,987
Asia	29,293	35,545	45,585
United States of America	11,164	12,787	14,293
Europe	14,974	18,725	19,623
Others	6,354	5,914	6,336

Total	¥247,754	¥260,537	¥268,824

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.

EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2013
EARNINGS PER SHARE

19. EARNINGS PER SHARE

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥122,448	¥79,357	¥66,473

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

	Years ended March 31,
	2011	2012	2013
	(shares in thousands)
Basic average number of shares outstanding	183,517	183,451	183,442
Diluted average number of shares outstanding	183,517	183,451	183,442

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2013
SUPPLEMENTAL CASH FLOW INFORMATION

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Cash paid during the year:
Interest	¥1,637	¥1,741	¥1,433
Income taxes	34,994	34,889	26,112
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,003	¥804	¥1,547
Acquisitions of businesses:
Fair value of assets acquired	¥2,475	¥85,003	¥27,329
Fair value of liabilities assumed	(608)	(45,621)	(4,793)
Cash acquired	(422)	(3,928)	(4,003)

Subtotal	1,445	35,454	18,533

Additional payment for acquisitions of businesses in the past years	136	—	—

Total	¥1,581	¥35,454	¥18,533

ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Financial Statements Presentation

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its subsidiaries in which Kyocera has a controlling financial interest and a variable interest entity for which Kyocera is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies and an investment in a variable interest entity, for which Kyocera is not the primary beneficiary but has a significant influence to, are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

These variable interest entities do not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit qualified inventory, semi-annually, equal to a certain percentage of the previous six months net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results have historically approximated its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management personnel. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results have historically approximated its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents accounted for under ASC 305, “Cash and Cash Equivalents.”

Translation of Foreign Currencies

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods accounted for under ASC 830, “Foreign Currency Matters.” Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral. In addition, when Kyocera determines it is unable to collect receivables, Kyocera directly writes-off these receivables to expenses in the period incurred.

Inventories

Inventories:

Inventories are accounted for under ASC 330, “Inventory.” Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is mainly determined by the average method. For raw materials and supplies, cost is mainly determined by the first-in, first-out method. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted for by the cost method in accordance with ASC 325, “Investments—Other.”

Kyocera evaluates whether the declines in fair value of securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted for by the equity method for impairment quarterly in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation

Property, Plant and Equipment and Depreciation:

Property, plant and equipment are accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expenses in the period incurred. When assets are sold or otherwise disposed of, the gains or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment which are accounted for under ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets:

Impairment of long-lived assets which include intangible assets with definite useful lives is accounted for under ASC 360, “Property, Plant, and Equipment.” Kyocera reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets.

Derivative Financial Instruments

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to income when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts and interest rate swaps as cash flow hedges. However, changes in fair value of most of the foreign currency forward contracts are recorded in income without applying hedge accounting as it is expected that such changes will be offset by corresponding gains or losses of the underlying hedged assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Commitments and Contingencies

Commitments and Contingencies:

Commitments and contingencies are accounted for under ASC 450, “Contingencies.” Liabilities for loss contingencies are recorded when analysis indicates that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of loss can be estimated, we accrue the most likely amount. In the event that no amount in the range of probable loss is considered most likely, the minimum loss in the range is accrued. Amounts recorded are reviewed periodically and adjusted to reflect additional legal and technical information that becomes available. Legal costs are accrued as incurred.

Stock-Based Compensation

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation,” Kyocera recognizes such costs in the consolidated financial statements based on the grant date fair value over the measurement method.

Net Income Attributable to Shareholders of Kyocera Corporation

Net Income Attributable to Shareholders of Kyocera Corporation:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Research and Development Expenses and Advertising Expenses

Research and Development Expenses and Advertising Expenses:

Research and development expenses, are accounted for under ASC 730, “Research and Development”, are charged to operations as incurred. Advertising expenses, are accounted for under ASC 720-35, “Other Expenses—Advertising Costs”, are charged to operations as incurred.

Use of Estimates

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards:

On April 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-05, “Presentation of Comprehensive Income” and ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” ASU No. 2011-05 requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. It eliminates the current option to present the components of other comprehensive income as part of the statement of equity. ASU No. 2011-05 also requires reclassification adjustments and the effect of those adjustments on net income and other comprehensive income to be disclosed on the face of financial statements, however, the effective date of this requirement is deferred indefinitely by ASU No. 2011-12. As these accounting standards are a provision for presentation, the adoption of these accounting standards did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 1, 2012, Kyocera adopted the FASB’s ASU No. 2011-08, “Testing Goodwill for Impairment.” This accounting standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards

Recently Issued Accounting Standards:

In July 2012, the FASB issued ASU No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” This accounting standard permits an entity to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the impairment test. An entity is not required to calculate the fair value of the indefinite-lived intangible asset unless the entity determines that it is more likely than not that the indefinite-lived intangible asset is impaired. This accounting standard will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. As this accounting standard does not actually change how the impairment would be calculated, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This accounting standard clarifies that the scope of ASU No. 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This accounting standard will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This accounting standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, this accounting standard requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, this accounting standard required an entity to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This accounting standard will be effective prospectively for annual reporting periods beginning after December 15, 2012, and interim periods within those annual periods. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In February 2013, the FASB issued ASU No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” This accounting standard requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following: (a) The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors (b) Any additional amount the reporting entity expects to pay on behalf of its co-obligors. The accounting standard also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this accounting standard is not expected to have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an

Investment in a Foreign Entity.” This accounting standard resolves the diversity in practice about whether ASC 810-10, Consolidation—Overall, or ASC 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, this accounting standard resolves the diversity in practice for the treatment of business combinations achieved in stages involving a foreign entity. This accounting standard will be effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. The impact of this accounting standard on Kyocera’s consolidated results of operations, financial condition and cash flows will depend on the nature and significance of transactions after the adoption date.

Reclassifications

Reclassifications:

Certain reclassifications and changes have been made to the consolidated balance sheet at March 31, 2012, the consolidated statements of income and the consolidated statements of cash flows for the year ended March 31, 2012 and 2011 and footnotes to conform to the current presentation.

ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Principal Estimated Useful Lives Used for Computing Depreciation	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets	The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 20 years

BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2013
Proforma Combined Results of Operations

The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

Nichicon Tantalum
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

As of March 31, 2013, the allocation of the purchase price was prepared based on estimates of fair values, as shown in the following table. The purchase price allocation of assets and liabilities is preliminary and subject to change as Kyocera awaits the completion of the fair value appraisal of certain personal and real tangible assets as well as certain intangible assets.

February 6, 2013
(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(200)

Working capital	1,941

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,635

Purchase price (Cash)	8,054

Goodwill	¥3,419

Optrex Corporation
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

Unimerco Group A/S
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

MOTEX Inc.
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2013. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥101 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2013.

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 5, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2013
Gross Unrealized Gains on Equity Securities

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥57,919	¥194,216

Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥341	¥1,260	¥729

(1)	Debt and equity securities with readily determinable fair values

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2012 and 2013, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2012				2013
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥266,070	¥333,840	¥68,057	¥287	¥269,819	¥488,748	¥218,929	¥0
Investment trusts	3,690	3,704	145	131	3,900	4,371	471	—

Total equity securities	269,760	337,544	68,202	418	273,719	493,119	219,400	0

Corporate bonds	12,735	11,941	0	794	7,549	7,601	108	56
Government bonds and public bonds	1,501	1,203	—	298	—	—	—	—

Total debt securities	14,236	13,144	0	1,092	7,549	7,601	108	56

Total available-for-sale securities	283,996	350,688	68,202	1,510	281,268	500,720	219,508	56

Held-to-maturity securities:
Corporate bonds	54,317	54,325	123	115	48,658	48,736	98	20
Government bonds and public bonds	13,949	13,949	13	13	5	5	—	—
Others	1,000	1,000	0	—	1,000	1,000	0	—

Total held-to-maturity securities	69,266	69,274	136	128	49,663	49,741	98	20

Total	¥353,262	¥419,962	¥68,338	¥1,638	¥330,931	¥550,461	¥219,606	¥76

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2013, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2013
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥43,893	¥43,910
Due after 1 year to 5 years	3,070	3,080	5,770	5,831
Due after 5 years	4,479	4,521	—	—
Equity securities	273,719	493,119	—	—

	¥281,268	¥500,720	¥49,663	¥49,741

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥8,500	¥16,705	¥34,587
Gross realized gains	608	1,196	5,858
Gross realized losses	445	1,162	1,156

Available-for-sale Securities Classified by Length of Unrealized Loss Position

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

	March 31, 2013
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1	¥0	¥2	¥0	¥3	¥0
Investment trusts	—	—	—	—	—	—
Corporate bonds	5,145	56	—	—	5,145	56
Government bonds and public bonds	—	—	—	—	—	—

Total	¥5,146	¥56	¥2	¥0	¥5,148	¥56

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2012 and 2013, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2012	2013
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥160,796	¥179,875
Non-marketable equity securities	15,393	9,441
Long-term loans	77	43
Investments in affiliates and unconsolidated subsidiaries	1,597	3,145

Total	¥177,863	¥192,504

FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2012				2013
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥25	¥—	¥—	¥25	¥—	¥—	¥—	¥—
Investment trusts	2,386	—	—	2,386	—	—	—	—

Total equity securities	2,411	—	—	2,411	—	—	—	—

Corporate bonds	2,859	—	—	2,859	—	—	—	—
Government bonds and public bonds	168	—	—	168	—	—	—	—

Total debt securities	3,027	—	—	3,027	—	—	—	—

Foreign currency forward contracts	—	459	—	459	—	956	—	956

Total derivatives	—	459	—	459	—	956	—	956

Total current assets	5,438	459	—	5,897	—	956	—	956

Non-Current Assets:
Marketable equity securities	333,815	—	—	333,815	488,748	—	—	488,748
Investment trusts	66	1,252	—	1,318	21	4,350	—	4,371

Total equity securities	333,881	1,252	—	335,133	488,769	4,350	—	493,119

Corporate bonds	9,082	—	—	9,082	7,601	—	—	7,601
Government bonds and public bonds	1,035	—	—	1,035	—	—	—	—

Total debt securities	10,117	—	—	10,117	7,601	—	—	7,601

Total non-current assets	343,998	1,252	—	345,250	496,370	4,350	—	500,720

Total assets	¥349,436	¥1,711	¥—	¥351,147	¥496,370	¥5,306	¥—	¥501,676

Current Liabilities:
Foreign currency forward contracts	¥—	¥5,140	¥—	¥5,140	¥—	¥9,233	¥—	¥9,233
Interest rate swaps	—	28	—	28	—	22	—	22

Total derivatives	—	5,168	—	5,168	—	9,255	—	9,255

Total current liabilities	¥—	¥5,168	¥—	¥5,168	¥—	¥9,255	¥—	¥9,255

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2013.

	Balance at March 31, 2013	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2013
	(Yen in millions)
Property, plant and equipment	¥—			¥—	¥(286)
Non-marketable equity securities	0			0	(1)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥47,175	¥47,116	¥43,893	¥43,910
Long-term investments in debt and equity securities	372,779	372,846	506,490	506,551
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	17,501	17,526	9,516	9,516

Total	¥437,455	¥437,488	¥559,899	¥559,977

Liabilities (b):
Long-term debt (including due within one year)	¥31,807	¥32,028	¥30,672	¥30,691

Total	¥31,807	¥32,028	¥30,672	¥30,691

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

Inventories at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Finished goods	¥117,337	¥142,175
Work in process	54,700	54,248
Raw materials and supplies	98,299	100,027

	¥270,336	¥296,450

VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Valuation Allowances

Changes in valuation allowances for the years ended March 31, 2011, 2012, and 2013 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

For the year ended March 31, 2013:
Allowance for doubtful accounts	¥4,951	¥969	¥320	¥(1,695)	¥4,545
Allowance for sales returns	2,142	3,931	414	(3,959)	2,528

Total	¥7,093	¥4,900	¥734	¥(5,654)	¥7,073

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

	March 31, 2012	March 31, 2013
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,583	¥4,705

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥518	¥387
Other long-term investments	¥44	¥1
Other assets	¥1,948	¥1,980

Subtotal	¥2,510	¥2,368

Total	¥7,093	¥7,073

INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2013
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥1,184	¥2,756
Kyocera’s trade receivables from affiliates	1,048	127

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥83	¥(279)	¥(330)
Kyocera’s sales to affiliates	314	661	200

LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2013
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Total minimum lease payments receivable	¥32,683	¥34,073
Unguaranteed residual values	1,522	1,176
Unearned income	(2,544)	(2,325)
Executory costs	(21)	(12)

	31,640	32,912
Less, allowance for doubtful receivables	(382)	(238)

	31,258	32,674
Less, portion due within one year	(11,307)	(11,720)

Total	¥19,951	¥20,954

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥571	¥493	¥382
Charged to costs or expenses, or charge-off	(44)	(69)	(187)
Others*	(34)	(42)	43

Balance at end of year	¥493	¥382	¥238

*	Others consist mainly of foreign currency translation adjustments.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296

Total	¥34,073

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2012		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥31,493	¥21,906	¥35,522	¥24,764
Patent rights	16,818	14,170	12,773	9,686
Customer relationships	31,473	12,214	37,314	16,454
Other	16,281	6,966	16,698	6,678

Total	¥96,065	¥55,256	¥102,307	¥57,582

Intangible Assets Not Subject to Amortization

	March 31,
	2012	2013
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥8,842	¥9,856
Other	2	2

Total	¥8,844	¥9,858

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2013 are as follows:

Year ended March 31, 2013
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,949
Patent rights	1,811
Customer relationships	4,014
Other	452

Total	¥11,226

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,819
2015	6,357
2016	5,584
2017	4,194
2018	3,652

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2012 and 2013 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2011
Goodwill	¥100	¥1,266	¥8,356	¥26,868	¥18,456	¥13,192	¥4,595	¥72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,262	13,645	40,863	18,456	12,813	1,900	89,039
Goodwill acquired during the year	—	—	—	3,419	—	272	6,305	9,996
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	51	1,453	1,390	—	1,496	—	4,390

Balance at March 31, 2013
Goodwill	100	1,313	20,513	45,672	18,456	14,603	10,900	111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,313	¥15,098	¥45,672	¥18,456	¥14,581	¥8,205	¥103,425

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings

Short-term borrowings at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Average interest rates on loans from banks and others	1.56%	1.43%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥132	¥135
Unsecured	3,930	3,000

	¥4,062	¥3,135

Long-Term Debt

Long-term debt at March 31, 2012 and 2013 are comprised of the following:

	March 31,
	2012	2013
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-7.01%

	March 31,
	2012	2013
	(Yen in millions)
Secured	¥30,036	¥29,086
Unsecured	1,771	1,586

	31,807	30,672
Less, portion due within one year	(10,610)	(9,817)

	¥21,197	¥20,855

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2015	¥9,167
2016	5,567
2017	3,370
2018	1,531
2019 and thereafter	1,220

¥20,855

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Trade account receivables	¥56	¥—
Property, plant and equipment, net of accumulated depreciation	4,556	3,869
Intangible assets	1,650	—

BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2013
Domestic
Funded Status of Benefit Plans

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥145,807	¥159,988
Service cost	9,410	10,049
Interest cost	2,506	2,324
Actuarial loss	5,056	10,558
Benefits paid	(5,646)	(6,329)
Acquisitions of Business	2,121	972
Other	734	—

Projected benefit obligations at end of year	159,988	177,562
Change in plan assets:
Fair value of plan assets at beginning of year	150,226	156,856
Actual return on plan assets	1,557	5,612
Employer’s contribution	9,147	9,651
Benefits paid	(5,585)	(6,215)
Acquisitions of Business	818	793
Other	693	—

Fair value of plan assets at end of year	156,856	166,697

Funded status	¥(3,132)	¥(10,865)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prepaid benefit cost	¥7,613	¥372
Accrued benefit liability	(10,745)	(11,237)

Net amount recognized	¥(3,132)	¥(10,865)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥32,932	¥28,603
Actuarial loss	(42,454)	(49,357)

Accumulated other comprehensive loss	¥(9,522)	¥(20,754)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥159,465	¥176,982
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥25,478	¥172,778
Accumulated benefit obligation	24,956	172,198
Fair value of plan assets	14,733	161,541

Net Periodic Pension Costs

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013, include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥8,662	¥9,410	¥10,049
Interest cost	2,637	2,506	2,324
Expected return on plan assets	(3,255)	(3,358)	(3,467)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Net periodic pension costs	¥4,487	¥5,369	¥6,087

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥(3)	¥—
Net actuarial loss incurred during the year	(5,621)	(6,857)	(8,413)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	772	1,140	1,510

Total	¥(9,178)	¥(10,049)	¥(11,232)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥(4,306)
Recognized actuarial loss	1,886

Plan Assets Categories

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥93,969	¥—	¥93,969	¥—	¥92,160	¥—	¥92,160
Equity securities:
Domestic	1,789	—	—	1,789	1,312	—	—	1,312
International	7,836	—	—	7,836	7,740	—	—	7,740
Pooled funds(1)	—	12,638	—	12,638	—	14,119	—	14,119
Debt securities:
Corporate bonds	16,081	—	—	16,081	19,066	—	—	19,066
Pooled funds(2)	—	4,541	—	4,541	—	6,290	—	6,290
Other types of investments:
Equity long/short
Domestic(3)	—	783	—	783	—	—	—	—
International(4)	—	3,680	—	3,680	—	3,973	—	3,973
Debt long/short(5)	—	8,090	—	8,090	—	6,847	—	6,847
Real Estate funds(6)	—	—	—	—	—	—	6,015	6,015
Other	—	2,146	1,757	3,903	—	2,048	1,419	3,467
Cash and cash equivalents	3,546	—	—	3,546	5,708	—	—	5,708

Total	¥29,252	¥125,847	¥1,757	¥156,856	¥33,826	¥125,437	¥7,434	¥166,697

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.
(6)	This category includes private open-ended real estate funds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2012 and 2013. Plan assets of Level 3 are invested in real estate funds and multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2012	2013
	(Yen in millions)
Balance at beginning of year	¥1,449	¥1,757
Actual return on plan assets:
Relating to assets still held at end of year	(19)	72
Relating to assets sold during the year	(45)	(26)
Purchases, sales and settlements	372	5,631

Balance at end of year	¥1,757	¥7,434

Estimated Future Benefit Payments of Plans

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2014	¥6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142

Domestic | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	0.75-1.50	0.25-1.00

Domestic | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Discount rate (%)	1.00-2.00	1.00-1.75	0.75-1.50
Expected long-term rate of return on plan assets (%)	2.00-2.20	2.00-2.20	1.35-2.20

Foreign
Funded Status of Benefit Plans

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2012 and 2013:

	March 31,
	2012	2013
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,954	¥37,845
Service cost	293	348
Interest cost	1,764	1,667
Plan participants’ contributions	10	7
Actuarial loss	3,026	5,024
Benefits paid	(1,880)	(1,927)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(1,308)	4,798
Other	(14)	(38)

Benefit obligations at end of year	¥37,845	¥46,504

	March 31,
	2012	2013
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥18,010	¥18,751
Actual return on plan assets	787	1,887
Employer contribution	1,082	3,097
Plan participants’ contributions	10	7
Benefits paid	(845)	(911)
Partial settlement of pension plan	—	(1,220)
Foreign exchange adjustment	(279)	2,636
Other expenses	(14)	(38)

Fair value of plan assets at end of year	18,751	24,209

Funded status	¥(19,094)	¥(22,295)

Amounts Recognized in Consolidated Balance Sheets	Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2012	2013
	(Yen in millions)
Accrued benefit liability	¥(19,094)	¥(22,295)

Net amount recognized	¥(19,094)	¥(22,295)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2012	2013
	(Yen in millions)
Prior service cost	¥(69)	¥(66)
Actuarial loss	(8,893)	(13,892)

Accumulated other comprehensive loss	¥(8,962)	¥(13,958)

	March 31,
	2012	2013
	(Yen in millions)
Accumulated benefit obligation at end of year	¥36,759	¥44,741

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2012	2013
	(Yen in millions)
Projected benefit obligation	¥37,845	¥46,504
Accumulated benefit obligation	36,759	44,741
Fair value of plan assets	18,751	24,209

Net Periodic Pension Costs

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 include the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Service cost	¥311	¥293	¥348
Interest cost	1,886	1,764	1,667
Expected return on plan assets	(1,210)	(1,259)	(1,225)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Net periodic pension costs	¥1,246	¥1,010	¥1,672

Changes in Other Comprehensive Income (Loss)

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 mainly consist of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥788	¥(3,498)	¥(4,362)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	250	204	422
Partial settlement of pension plan	—	—	451

Total	¥1,047	¥(3,286)	¥(3,480)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2014 are as follows:

Year ending March 31, 2014
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	945

Plan Assets Categories

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2012				2013
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥5,071	¥—	¥—	¥5,071	¥6,200	¥—	¥—	¥6,200
Debt securities:
Government bonds	350	—	—	350	453	—	—	453
Government agency bonds	—	842	—	842	—	841	—	841
Corporate bonds	—	340	—	340	—	573	—	573
Pooled separate accounts *	—	11,614	—	11,614	—	14,499	—	14,499
Other	—	477	—	477	—	1,575	—	1,575
Cash and cash equivalents	57	—	—	57	68	—	—	68

Total	¥5,478	¥13,273	¥—	¥18,751	¥6,721	¥17,488	¥—	¥24,209

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2014	¥2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	12,391

Foreign | Projected Benefit Obligation
Schedule of Assumptions Used

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate (%)	4.00-5.00	3.10-4.57
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90

Foreign | Benefit Costs
Schedule of Assumptions Used

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2011, 2012 and 2013 are as follows:

Years ended March 31,
	2011	2012	2013
Discount rate (%)	4.80-6.00	5.15-5.75	4.00-5.00
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00	2.50-3.80
Expected long-term rate of return on plan assets (%)	6.50-8.50	6.40-7.75	5.52-7.75

Saving Plans
Contributions to Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Contributions to the plans	¥632	¥505	¥493

STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2013
AVX Corporation
Summary of Activity under Stock Option Plans

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	4,344	$14.12
Granted	538	10.79
Exercised	(16)	9.71		¥2
Expired and cancelled	(619)	16.24		¥11

Outstanding at March 31, 2013	4,247	$13.40	5.10	¥165

Exercisable at March 31, 2013	2,994	$13.83	3.79	¥86

Unvested Share Activity under Stock Options Plans

Unvested share activity under stock option plans at March 31, 2013 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value (U.S. dollar)
Unvested balance at March 31, 2012	1,301	$2.99
Options granted	538	2.09
Options forfeited	(68)	2.79
Options vested	(518)	3.00

Unvested balance at March 31, 2013	1,253	$2.61

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans

The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2011	2012	2013
Expected life	5 years	6 years	6 years
Interest rate	2.3%	1.8%	1.0%
Volatility	27%	23%	28%
Expected dividends	1.3%	1.5%	2.8%

Total Unrecognized Compensation Costs Related to Unvested Awards

The total unrecognized compensation costs related to unvested awards as of March 31, 2011, 2012 and 2013 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2011	2012	2013
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥142	¥95	¥86

Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2011, 2012 and 2013.

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥190	¥93	¥74
Tax benefit associated with stock based compensation expense	23	50	40
Cash received from the exercise of options	517	79	13
Excess tax benefit from stock-based payment arrangements	44	8	1

Kyocera International Inc
Summary of Activity under Stock Option Plans

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price (U.S. dollar)	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2012	269	$2.20
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(26)	2.85

Outstanding at March 31, 2013	243	$2.13	1.68	—

Exercisable at March 31, 2013	243	$2.13	1.68	—

DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Contract Amounts of Derivative Financial Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,941	¥12,225
Interest rate swaps	963	120

Total	¥13,904	¥12,345
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥130,346	¥163,526

Total derivatives	¥144,250	¥175,871

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

		March 31,
	Location	2012	2013
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥135	¥105
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥324	¥851

Total derivative assets		¥459	¥956

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥256	¥192
Interest rate swaps	Other current liabilities	28	22

Total		¥284	¥214

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥4,884	¥9,041

Total derivative liabilities		¥5,168	¥9,255

Aggregate Contract Amounts of Derivative Financial Instruments

The location and amount of derivative financial instruments included in the comprehensive income for the years ended March 31, 2011, 2012 and 2013 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Foreign currency forward contracts	¥27	¥(51)	¥23
Interest rate swaps	25	10	(21)

Total	¥52	¥(41)	¥2

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(102)	¥12	¥97
Foreign currency forward contracts	Cost of sales	259	9	(248)
Interest rate swaps	Interest expense	20	13	24

Total		¥177	¥34	¥(127)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥9	¥(14)	¥(21)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2011	2012	2013
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(3,114)	¥(1,310)	¥(3,630)
Currency swaps	Foreign currency transaction gains, net	16	(7)	—

Total		¥(3,098)	¥(1,317)	¥(3,630)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2013 are as follows:

Years ending March 31,	(Yen in millions)
2014	¥5,486
2015	3,591
2016	2,227
2017	1,422
2018	1,085
2019 and thereafter	1,778

¥15,589

EQUITY (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2010	¥23,468	¥(82)	¥1,053	¥(75,449)	¥(51,010)
Net change for the year	8,767	52	(4,530)	(28,861)	(24,572)
Other	—	1	(57)	5	(51)

Balance at March 31, 2011	32,235	(29)	(3,534)	(104,305)	(75,633)
Net change for the year	8,502	(41)	(8,750)	(5,538)	(5,827)
Other	(2)	0	(6)	(171)	(179)

Balance at March 31, 2012	40,735	(70)	(12,290)	(110,014)	(81,639)
Net change for the year	94,513	2	(11,111)	48,648	132,052
Other	—	0	(14)	(261)	(275)

Balance at March 31, 2013	¥135,248	¥(68)	¥(23,415)	¥(61,627)	¥50,138

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2011:
Net unrealized gains on securities:
Amount arising during the year	¥14,599	¥(5,998)	¥8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Foreign currency translation adjustments	(28,966)	105	(28,861)

Other comprehensive income (loss)	¥(22,204)	¥(2,368)	¥(24,572)

For the year ended March 31, 2012:
Net unrealized gains on securities:
Amount arising during the year	¥10,419	¥(2,722)	¥7,697
Reclassification adjustments for gains and losses realized in net income	1,365	(560)	805

Net change for the year	11,784	(3,282)	8,502
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(22)	1	(21)
Reclassification adjustments for gains and losses realized in net income	(30)	10	(20)

Net change for the year	(52)	11	(41)
Pension adjustments:
Amount arising during the year	(10,246)	3,327	(6,919)
Reclassification adjustments for gains and losses realized in net income	(2,983)	1,152	(1,831)

Net change for the year	(13,229)	4,479	(8,750)
Foreign currency translation adjustments	(5,538)	—	(5,538)

Other comprehensive income (loss)	¥(7,035)	¥1,208	¥(5,827)

For the year ended March 31, 2013:
Net unrealized gains on securities:
Amount arising during the year	¥151,607	¥(55,708)	¥95,899
Reclassification adjustments for gains and losses realized in net income	(3,800)	2,414	(1,386)

Net change for the year	147,807	(53,294)	94,513
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	24	(146)
Reclassification adjustments for gains and losses realized in net income	182	(34)	148

Net change for the year	12	(10)	2
Pension adjustments:
Amount arising during the year	(13,508)	3,689	(9,819)
Reclassification adjustments for gains and losses realized in net income	(1,940)	648	(1,292)

Net change for the year	(15,448)	4,337	(11,111)
Foreign currency translation adjustments	48,648	—	48,648

Other comprehensive income (loss)	¥181,019	¥(48,967)	¥132,052

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Components of Income Before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2011, 2012 and 2013 are comprised of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Domestic	¥112,374	¥77,813	¥81,713
Foreign	59,958	37,080	19,650

Total income before income taxes	¥172,332	¥114,893	¥101,363

Income taxes:
Current income taxes:
Domestic	¥21,297	¥20,685	¥27,906
Foreign	14,447	13,514	11,749

Total current income taxes	35,744	34,199	39,655

Deferred income taxes:
Domestic	11,892	(1,148)	1,045
Foreign	(5,422)	(2,916)	(6,688)

Total deferred income taxes	6,470	(4,064)	(5,643)

Total income taxes	¥42,214	¥30,135	¥34,012

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Japanese statutory income tax rate	41.0%	41.0%	38.0%
Difference in statutory tax rates of foreign subsidiaries	(5.0)	(6.4)	(4.8)
Change in valuation allowance	(8.1)	(1.1)	2.8
Tax credit for research and development expenses	(2.1)	(2.1)	(3.1)
Uncertainty in income taxes	(2.1)	1.3	(0.2)
Tax rate change*	—	(7.2)	—
Other	0.8	0.7	0.9

Effective income tax rate	24.5%	26.2%	33.6%

*

In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥728	¥1,643
Inventories	19,057	20,250
Provision for doubtful accounts and loss on bad debts	1,255	1,399
Accrued expenses	10,982	20,517
Employee benefits	24,528	26,063
Depreciation and amortization	33,171	35,898
Securities	2,744	1,530
Net operating losses and tax credit carry forwards	20,454	30,241
Other	6,163	4,144

Total gross deferred tax assets	119,082	141,685
Valuation allowance	(25,192)	(34,414)

Net deferred tax assets	¥93,890	¥107,271

Deferred tax liabilities:
Depreciation and amortization	¥13,952	¥16,365
Securities	99,918	152,251
Prepaid benefit cost	2,786	165
Other	4,708	7,203

Total deferred tax liabilities	¥121,364	¥175,984

Net deferred tax liabilities	¥(27,474)	¥(68,713)

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2012	2013
	(Yen in millions)
Deferred income taxes—current assets	¥45,049	¥47,349
Other assets	20,245	35,753
Other current liabilities	(2,589)	(5,586)
Deferred income taxes—non-current liabilities	(90,179)	(146,229)

Net deferred tax liabilities	¥(27,474)	¥(68,713)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥40,270	¥24,687	¥25,192
Increase	1,226	2,667	9,824
Decrease	(15,885)	(3,523)	(4,356)
Other*	(924)	1,361	3,754

Balance at end of year	¥24,687	¥25,192	¥34,414

*	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥8,352	¥6,874	¥3,050
Increase—tax position in prior years	1,112	277	1,430
Increase—tax position in current year	1,936	2,135	51
Decrease—tax position in prior years	(2,517)	(868)	(33)
Settlements with taxing authorities	(2,002)	(5,350)	(428)
Lapse of statute of limitations	(7)	(18)	(6)

Balance at end of year	¥6,874	¥3,050	¥4,064

SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Research and development expenses	¥49,474	¥45,559	¥47,519
Advertising expenses	7,583	7,912	7,221
Shipping and handling cost included in selling, general and administrative expenses	16,883	17,203	19,636

SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2013
Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2011	2012	2013
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥130,554	¥121,130	¥92,901
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.3	10.2	7.3

Information by Reporting Segment

Information by reporting segment at and for the years ended March 31, 2011, 2012 and 2013 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥76,269	¥80,372	¥74,852
Semiconductor Parts Group	174,687	153,420	167,241
Applied Ceramic Products Group	197,642	179,784	211,439
Electronic Device Group	242,641	228,721	271,570
Telecommunications Equipment Group	225,168	178,669	177,314
Information Equipment Group	239,916	243,457	250,534
Others	139,383	151,987	159,902
Adjustments and eliminations	(28,782)	(25,540)	(32,798)

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥11,969	¥12,622	¥7,614
Semiconductor Parts Group	37,331	27,754	30,379
Applied Ceramic Products Group	29,049	6,459	17,924
Electronic Device Group	41,646	16,036	(4,014)
Telecommunications Equipment Group	2,121	1,469	1,340
Information Equipment Group	25,845	29,451	21,750
Others	9,651	8,054	10,542

Total operating profit	157,612	101,845	85,535
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	16,722	13,840	17,248
Adjustments and eliminations	(2,002)	(792)	(1,420)

Income before income taxes	¥172,332	¥114,893	¥101,363

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,106	¥6,767	¥6,403
Semiconductor Parts Group	10,786	11,795	12,850
Applied Ceramic Products Group	13,786	14,843	15,152
Electronic Device Group	13,818	13,762	15,155
Telecommunications Equipment Group	10,172	8,949	7,514
Information Equipment Group	11,027	10,131	9,723
Others	4,767	4,668	4,734
Corporate	2,082	2,205	2,066

Total	¥71,544	¥73,120	¥73,597

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥146	¥105	¥252
Semiconductor Parts Group	266	703	228
Applied Ceramic Products Group	1,000	6,115	1,498
Electronic Device Group	265	991	956
Telecommunications Equipment Group	2,581	2,216	7,127
Information Equipment Group	972	1,169	1,106
Others	61	187	340
Corporate	—	—	—

Total	¥5,291	¥11,486	¥11,507

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥11,319	¥11,050	¥3,348
Semiconductor Parts Group	12,998	13,279	14,727
Applied Ceramic Products Group	17,660	13,001	7,963
Electronic Device Group	12,118	14,193	14,071
Telecommunications Equipment Group	3,886	4,142	3,069
Information Equipment Group	7,437	6,199	6,536
Others	2,747	2,800	2,837
Corporate	2,515	1,744	4,137

Total	¥70,680	¥66,408	¥56,688

	March 31,
	2011	2012	2013
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥57,682	¥68,637	¥62,453
Semiconductor Parts Group	111,406	112,121	118,524
Applied Ceramic Products Group	258,618	265,093	327,465
Electronic Device Group	351,432	417,105	448,141
Telecommunications Equipment Group	111,634	109,975	119,894
Information Equipment Group	247,486	246,834	263,837
Others	132,381	138,304	158,617

	1,270,639	1,358,069	1,498,931
Corporate and investments in and advances to affiliates and unconsolidated subsidiaries	749,603	729,646	892,098
Adjustments and eliminations	(73,676)	(93,612)	(108,176)

Total assets	¥1,946,566	¥1,994,103	¥2,282,853

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2011, 2012 and 2013 are summarized as follows:

Geographic segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Japan	¥559,883	¥559,344	¥574,202
Asia	215,913	205,469	235,520
United States of America	220,706	166,706	215,032
Europe	210,131	204,887	198,868
Others	60,291	54,464	56,432

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	March 31,
	2011	2012	2013
	(Yen in millions)
Long-lived assets:
Japan	¥185,969	¥187,566	¥182,987
Asia	29,293	35,545	45,585
United States of America	11,164	12,787	14,293
Europe	14,974	18,725	19,623
Others	6,354	5,914	6,336

Total	¥247,754	¥260,537	¥268,824

EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥122,448	¥79,357	¥66,473

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	667.23	432.58	362.36

	Years ended March 31,
	2011	2012	2013
	(shares in thousands)
Basic average number of shares outstanding	183,517	183,451	183,442
Diluted average number of shares outstanding	183,517	183,451	183,442

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Cash paid during the year:
Interest	¥1,637	¥1,741	¥1,433
Income taxes	34,994	34,889	26,112
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,003	¥804	¥1,547
Acquisitions of businesses:
Fair value of assets acquired	¥2,475	¥85,003	¥27,329
Fair value of liabilities assumed	(608)	(45,621)	(4,793)
Cash acquired	(422)	(3,928)	(4,003)

Subtotal	1,445	35,454	18,533

Additional payment for acquisitions of businesses in the past years	136	—	—

Total	¥1,581	¥35,454	¥18,533

Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Number of reportable segments	7
Minimum
Lease receivable terms (in years)	1 year
Maximum
Lease receivable terms (in years)	7 years

Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2013
Buildings | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	2 years
Buildings | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	50 years
Machinery and equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	2 years
Machinery and equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Useful life	20 years

Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2013
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	10 years
Patent rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Patent rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	12 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years

Business Combination - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2013 Customer relationships	Jun. 05, 2012 AKI GmbH	Mar. 31, 2013 MOTEX Inc. JPY (¥)	Nov. 05, 2012 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc. Customer relationships	Nov. 05, 2012 MOTEX Inc. Unpatented Technology	Nov. 05, 2012 MOTEX Inc. Trademark	Feb. 06, 2013 Nichicon Tantalum USD ($)	Feb. 06, 2013 Nichicon Tantalum JPY (¥)	Mar. 31, 2012 Unimerco Group A/S JPY (¥)	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Unpatented Technology	Jul. 11, 2011 Unimerco Group A/S Trademark	Mar. 31, 2012 Optrex Corporation JPY (¥)	Feb. 01, 2012 Optrex Corporation JPY (¥)	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Technology	Oct. 29, 2010 Epson Software Engineering (Philippines), Inc	Aug. 31, 2010 Tycom Ltd	Oct. 01, 2011 Copicom Inc
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired		100.00%		100.00%							100.00%					100.00%			100.00%		100.00%
Acquisition related costs			¥ 101							¥ 160					¥ 159
Weighted average amortization period	10 years				10 years	5 years	10 years					20 years	20 years	10 years			10 years	10 years
Business acquisition purchase consideration									8,054
Business acquisition purchase consideration cash portion								86
Short-term borrowings																10,058
Current portion of long-term debt																¥ 5,345
Equity method investment, percentage of ownership interest																				33.33%

Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Nov. 05, 2012 MOTEX Inc.	Feb. 06, 2013 Nichicon Tantalum	Jul. 11, 2011 Unimerco Group A/S	Feb. 01, 2012 Optrex Corporation
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 1,957
Accounts receivables		727		14,358
Inventories		1,414		12,528
Others				1,308
Other current assets and liabilities		(200)
Current assets	5,069		5,400	30,151
Working capital		1,941
Property, plant and equipment		2,873		6,104
Intangible assets	4,247		7,691	4,124
Accrued benefit liability		(179)
Other non-current assets	1,400		4,765	397
Total non-current assets				10,625
Total assets	10,716		17,856	40,776
Short-term borrowings				10,058
Current portion of long-term debt				5,345
Trade notes and accounts payable				15,271
Others				2,800
Current liabilities	1,907		1,810	33,474
Non-current liabilities	1,607		4,872	3,133
Total liabilities	3,514		6,682	36,607
Total identified assets and liabilities	7,202	4,635	11,174	4,169
Purchase price (Cash)	13,507	8,054	22,494	18,312
Goodwill	¥ 6,305	¥ 3,419	¥ 11,320	¥ 14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2013 Customer relationships	Mar. 31, 2013 Software	Mar. 31, 2013 Other intangible assets	Nov. 05, 2012 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc. Customer relationships	Nov. 05, 2012 MOTEX Inc. Software	Nov. 05, 2012 MOTEX Inc. Trademark	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Trademark	Jul. 11, 2011 Unimerco Group A/S Unpatented Technology	Jul. 11, 2011 Unimerco Group A/S Other intangible assets	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Other intangible assets	Feb. 01, 2012 Optrex Corporation Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 11,226	¥ 4,014	¥ 4,949	¥ 452	¥ 4,247	¥ 3,452	¥ 616	¥ 179	¥ 7,691	¥ 3,296	¥ 1,318	¥ 2,735	¥ 342	¥ 4,124	¥ 3,233	¥ 474	¥ 417

Proforma Combined Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net sales	¥ 1,269,455	¥ 1,340,810
Pro forma net income attributable to shareholders of Kyocera Corporation	¥ 78,829	¥ 118,874
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	¥ 429.7	¥ 647.75
Diluted	¥ 429.7	¥ 647.75

Gross Unrealized Gains on Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Gross unrealized gains on shares of KDDI	¥ 194,216	¥ 57,919

Other-Than-Temporary Loss on Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Other-than-temporary loss on debt and equity securities	¥ 729	¥ 1,260	¥ 341

Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Cost	¥ 330,931	[1]	¥ 353,262	[1]
Aggregate Fair Value	550,461		419,962
Gross Unrealized Gains	219,606		68,338
Gross Unrealized Losses	76		1,638
Available-for-sale securities
Gain (Loss) on Investments [Line Items]
Cost	281,268	[1]	283,996	[1]
Aggregate Fair Value	500,720		350,688
Gross Unrealized Gains	219,508		68,202
Gross Unrealized Losses	56		1,510
Available-for-sale securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Cost	269,819	[1]	266,070	[1]
Aggregate Fair Value	488,748		333,840
Gross Unrealized Gains	218,929		68,057
Gross Unrealized Losses	0		287
Available-for-sale securities | Investment trusts
Gain (Loss) on Investments [Line Items]
Cost	3,900	[1]	3,690	[1]
Aggregate Fair Value	4,371		3,704
Gross Unrealized Gains	471		145
Gross Unrealized Losses			131
Available-for-sale securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Cost	273,719	[1]	269,760	[1]
Aggregate Fair Value	493,119		337,544
Gross Unrealized Gains	219,400		68,202
Gross Unrealized Losses	0		418
Available-for-sale securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	7,549	[1]	12,735	[1]
Aggregate Fair Value	7,601		11,941
Gross Unrealized Gains	108		0
Gross Unrealized Losses	56		794
Available-for-sale securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost			1,501	[1]
Aggregate Fair Value			1,203
Gross Unrealized Losses			298
Available-for-sale securities | Debt Securities
Gain (Loss) on Investments [Line Items]
Cost	7,549	[1]	14,236	[1]
Aggregate Fair Value	7,601		13,144
Gross Unrealized Gains	108		0
Gross Unrealized Losses	56		1,092
Held-to-maturity securities
Gain (Loss) on Investments [Line Items]
Cost	49,663	[1]	69,266	[1]
Aggregate Fair Value	49,741		69,274
Gross Unrealized Gains	98		136
Gross Unrealized Losses	20		128
Held-to-maturity securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	48,658	[1]	54,317	[1]
Aggregate Fair Value	48,736		54,325
Gross Unrealized Gains	98		123
Gross Unrealized Losses	20		115
Held-to-maturity securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	5	[1]	13,949	[1]
Aggregate Fair Value	5		13,949
Gross Unrealized Gains			13
Gross Unrealized Losses			13
Held-to-maturity securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost	1,000	[1]	1,000	[1]
Aggregate Fair Value	1,000		1,000
Gross Unrealized Gains	¥ 0		¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-Sale Cost
Due within 1 year		[1]
Due after 1 year to 5 years	3,070	[1]
Due after 5 years	4,479	[1]
Equity securities	273,719	[1]
Available for Sale Securities, Acquisition Cost , Total	281,268	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year
Due after 1 year to 5 years	3,080
Due after 5 years	4,521
Equity securities	493,119
Available-for-sale Securities, Total	500,720
Held-to-Maturity Cost
Due within 1 year	43,893	[1]
Due after 1 year to 5 years	5,770	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	49,663	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	43,910
Due after 1 year to 5 years	5,831
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 49,741

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	¥ 34,587	¥ 16,705	¥ 8,500
Gross realized gains	5,858	1,196	608
Gross realized losses	¥ 1,156	¥ 1,162	¥ 445

Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 5,146	¥ 13,542
Gross Unrealized Losses within 1 year	56	451
Aggregate Fair Value over 1 year	2	3,883
Gross Unrealized Losses over 1 year	0	1,059
Total Aggregate Fair Value	5,148	17,425
Total Gross Unrealized Losses	56	1,510
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	1	2,135
Gross Unrealized Losses within 1 year	0	287
Aggregate Fair Value over 1 year	2	1
Gross Unrealized Losses over 1 year	0	0
Total Aggregate Fair Value	3	2,136
Total Gross Unrealized Losses	0	287
Investment trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		2,796
Gross Unrealized Losses within 1 year		131
Total Aggregate Fair Value		2,796
Total Gross Unrealized Losses		131
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	5,145	8,235
Gross Unrealized Losses within 1 year	56	32
Aggregate Fair Value over 1 year		3,055
Gross Unrealized Losses over 1 year		762
Total Aggregate Fair Value	5,145	11,290
Total Gross Unrealized Losses	56	794
Government bonds and public bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		376
Gross Unrealized Losses within 1 year		1
Aggregate Fair Value over 1 year		827
Gross Unrealized Losses over 1 year		297
Total Aggregate Fair Value		1,203
Total Gross Unrealized Losses		¥ 298

Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in unrealized loss positions	¥ 56	¥ 1,510

Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Investment Not Readily Marketable [Line Items]
Time deposits and certificates of deposits (due over 3 months)	¥ 179,875	¥ 160,796
Non-marketable equity securities	9,441	15,393
Long-term loans	43	77
Investments in affiliates and unconsolidated subsidiaries	3,145	1,597
Total	¥ 192,504	¥ 177,863

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	¥ 501,676	¥ 351,147
Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Total assets	956	5,897
Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		25
Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,386
Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,411
Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,859
Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		168
Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		3,027
Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	500,720	345,250
Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,748	333,815
Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,371	1,318
Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	493,119	335,133
Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	9,082
Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		1,035
Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	10,117
Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,255	5,168
Total	9,255	5,168
Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,233	5,140
Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	22	28
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	496,370	349,436
Level 1 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		5,438
Level 1 | Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		25
Level 1 | Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,386
Level 1 | Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,411
Level 1 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		2,859
Level 1 | Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		168
Level 1 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		3,027
Level 1 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	496,370	343,998
Level 1 | Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,748	333,815
Level 1 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	21	66
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	488,769	333,881
Level 1 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	9,082
Level 1 | Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		1,035
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	7,601	10,117
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	5,306	1,711
Level 2 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Total assets	956	459
Level 2 | Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	956	459
Level 2 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	4,350	1,252
Level 2 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,350	1,252
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	4,350	1,252
Level 2 | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,255	5,168
Total	9,255	5,168
Level 2 | Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	9,233	5,140
Level 2 | Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	¥ 22	¥ 28

Assets Measured at Fair Value on Non-recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ (286)	¥ (241)	¥ (712)
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(1)	(2)	(3)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment		116	42
Non-marketable equity securities	0	1	0
Losses on impairment of property, plant and equipment	(286)	(241)	(712)
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(1)	(2)	(3)
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment		116	42
Non-marketable equity securities	¥ 0	¥ 1	¥ 0

Fair Value - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ 286	¥ 241	¥ 712
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	¥ 1	¥ 2	¥ 3

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Carrying Amount
Assets:
Short-term investments in debt and equity securities	¥ 43,893	[1]	¥ 47,175	[1]
Long-term investments in debt and equity securities	506,490	[1]	372,779	[1]
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	9,516	[1]	17,501	[1]
Total	559,899	[1]	437,455	[1]
Liabilities:
Long-term debt (including due within one year)	30,672	[2]	31,807	[2]
Total	30,672	[2]	31,807	[2]
Fair Value
Assets:
Short-term investments in debt and equity securities	43,910	[1]	47,116	[1]
Long-term investments in debt and equity securities	506,551	[1]	372,846	[1]
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	9,516	[1]	17,526	[1]
Total	559,977	[1]	437,488	[1]
Liabilities:
Long-term debt (including due within one year)	30,691	[2]	32,028	[2]
Total	¥ 30,691	[2]	¥ 32,028	[2]

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 9,428	¥ 15,380

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished goods	¥ 142,175	¥ 117,337
Work in process	54,248	54,700
Raw materials and supplies	100,027	98,299
Inventories (Note 5)	¥ 296,450	¥ 270,336

Changes in Valuation Allowances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,093		¥ 7,619		¥ 6,796
Charged to Costs or Expenses	4,900		5,198		7,443
Charged (Credited) to Other Accounts	734	[1]	(9)	[1]	(375)	[1]
Charge-offs	(5,654)		(5,715)		(6,245)
Balance at End of Year	7,073		7,093		7,619
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,951		5,214		4,541
Charged to Costs or Expenses	969		858		1,507
Charged (Credited) to Other Accounts	320	[1]	42	[1]	(30)	[1]
Charge-offs	(1,695)		(1,163)		(804)
Balance at End of Year	4,545		4,951		5,214
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,142		2,405		2,255
Charged to Costs or Expenses	3,931		4,340		5,936
Charged (Credited) to Other Accounts	414	[1]	(51)	[1]	(345)	[1]
Charge-offs	(3,959)		(4,552)		(5,441)
Balance at End of Year	¥ 2,528		¥ 2,142		¥ 2,405

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 4,705	¥ 4,583
Valuation allowances, deducted from the related receivables	2,368	2,510
Total	7,073	7,093	7,619	6,796
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	387	518
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	1	44
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 1,980	¥ 1,948

Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 3,145	¥ 1,597
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	2,756	1,184
Kyocera's trade receivables from affiliates	¥ 127	¥ 1,048

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ (330)	¥ (279)	¥ 83
Kyocera's sales to affiliates	¥ 200	¥ 661	¥ 314

Lease Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Capital lease receivables	¥ 32,674	¥ 31,258
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1 year
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7 years
TA Triumph-Adler AG
Leases Disclosure [Line Items]
Capital lease receivables	¥ 27,065	¥ 28,086

Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 34,073	¥ 32,683
Unguaranteed residual values	1,176	1,522
Unearned income	(2,325)	(2,544)
Executory costs	(12)	(21)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	32,912	31,640
Less, allowance for doubtful receivables	(238)	(382)	(493)	(571)
Capital lease receivables	32,674	31,258
Less, portion due within one year	(11,720)	(11,307)
Total	¥ 20,954	¥ 19,951

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 382		¥ 493		¥ 571
Charged to costs or expenses, or charge-off	(187)		(69)		(44)
Others	43	[1]	(42)	[1]	(34)	[1]
Balance at end of year	¥ 238		¥ 382		¥ 493

[1]	Others consist mainly of foreign currency translation adjustments.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Payments Receivable [Line Items]
2014	¥ 12,717
2015	9,004
2016	6,375
2017	4,196
2018	1,485
2019 and thereafter	296
Total	¥ 34,073

Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 102,307	¥ 96,065
Accumulated Amortization	57,582	55,256
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,522	31,493
Accumulated Amortization	24,764	21,906
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,773	16,818
Accumulated Amortization	9,686	14,170
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,314	31,473
Accumulated Amortization	16,454	12,214
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,698	16,281
Accumulated Amortization	¥ 6,678	¥ 6,966

Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 9,858	¥ 8,844
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	9,856	8,842
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2	¥ 2

Intangible Assets Subject to Amortization Acquired (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 11,226
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,949
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,811
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,014
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 452

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 10,292	¥ 10,387	¥ 11,410
Goodwill acquired during the period	¥ 9,996	¥ 25,854
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3 years
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	7 years
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	10 years

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 7,819
2015	6,357
2016	5,584
2017	4,194
2018	¥ 3,652

Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Goodwill	¥ 97,171	¥ 72,833
Accumulated impairment losses	(8,132)	(8,132)
Beginning Balance	89,039	64,701
Goodwill acquired during the year	9,996	25,854
Impairment of goodwill
Translation adjustments and reclassification to other accounts	4,390	(1,516)
Goodwill	111,557	97,171
Accumulated impairment losses	(8,132)	(8,132)
Ending Balance	103,425	89,039
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Impairment of goodwill
Goodwill	100	100
Ending Balance	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,262	1,266
Beginning Balance	1,262	1,266
Impairment of goodwill
Translation adjustments and reclassification to other accounts	51	(4)
Goodwill	1,313	1,262
Ending Balance	1,313	1,262
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	19,060	8,356
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	13,645	2,941
Goodwill acquired during the year		11,320
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,453	(616)
Goodwill	20,513	19,060
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	15,098	13,645
Electronic Device Group
Goodwill [Line Items]
Goodwill	40,863	26,868
Beginning Balance	40,863	26,868
Goodwill acquired during the year	3,419	14,143
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,390	(148)
Goodwill	45,672	40,863
Ending Balance	45,672	40,863
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Beginning Balance	18,456	18,456
Impairment of goodwill
Goodwill	18,456	18,456
Ending Balance	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	12,835	13,192
Accumulated impairment losses	(22)	(22)
Beginning Balance	12,813	13,170
Goodwill acquired during the year	272	391
Impairment of goodwill
Translation adjustments and reclassification to other accounts	1,496	(748)
Goodwill	14,603	12,835
Accumulated impairment losses	(22)	(22)
Ending Balance	14,581	12,813
All Other Segments
Goodwill [Line Items]
Goodwill	4,595	4,595
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,900	1,900
Goodwill acquired during the year	6,305
Impairment of goodwill
Goodwill	10,900	4,595
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 8,205	¥ 1,900

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	1.43%	1.56%
Short-term borrowings	¥ 3,135	¥ 4,062
Secured
Short-term Debt [Line Items]
Short-term borrowings	135	132
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,000	¥ 3,930

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Secured	¥ 29,086	¥ 30,036
Unsecured	1,586	1,771
Long-term Debt, Total	30,672	31,807
Less, portion due within one year	(9,817)	(10,610)
Long-term debt (Notes 4 and 10)	¥ 20,855	¥ 21,197
Minimum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	7.01%	11.60%

Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
2015	¥ 9,167
2016	5,567
2017	3,370
2018	1,531
2019 and thereafter	1,220
Long-term debt (Notes 4 and 10)	¥ 20,855	¥ 21,197

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade Accounts Receivable
Debt Disclosure [Line Items]
Assets pledged as collateral		¥ 56
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets pledged as collateral	3,869	4,556
Intangible assets for long-term debt
Debt Disclosure [Line Items]
Assets pledged as collateral		¥ 1,650

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 32,674	¥ 31,258
TA Triumph-Adler AG
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 27,065	¥ 28,086

Benefit Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	14,401
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee option pension benefit payment, percentage	50.00%
Employee option pension benefit payment, period	20 years
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	60.00%
Domestic | Securities (Assets)
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	25.00%
Domestic | Trust Accounts
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	10.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment classification	5.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Estimated future contribution	1,041
Foreign | Equity Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	70.00%
Allocation of securities for defined benefit plans upper limit	80.00%
Foreign | Debt Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans lower limit	20.00%
Allocation of securities for defined benefit plans upper limit	30.00%
U.S. Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans	40.00%
U.S. Defined Benefit | Fixed Income Funds | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans	60.00%
Europe Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans	60.00%
Europe Defined Benefit | Fixed Income Funds | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Allocation of securities for defined benefit plans	40.00%

Funded Status of Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 159,988	¥ 145,807
Service cost	10,049	9,410	8,662
Interest cost	2,324	2,506	2,637
Actuarial loss	10,558	5,056
Benefits paid	(6,329)	(5,646)
Acquisitions of Business	972	2,121
Other		734
Benefit obligations at end of year	177,562	159,988	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	156,856	150,226
Actual return on plan assets	5,612	1,557
Employer contribution	9,651	9,147
Benefits paid	(6,215)	(5,585)
Acquisitions of Business	793	818
Other		693
Fair value of plan assets at end of year	166,697	156,856	150,226
Funded status	(10,865)	(3,132)
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	37,845	35,954
Service cost	348	293	311
Interest cost	1,667	1,764	1,886
Plan participants' contributions	7	10
Actuarial loss	5,024	3,026
Benefits paid	(1,927)	(1,880)
Partial settlement of pension plan	(1,220)
Foreign exchange adjustment	4,798	(1,308)
Other	(38)	(14)
Benefit obligations at end of year	46,504	37,845	35,954
Change in plan assets:
Fair value of plan assets at beginning of year	18,751	18,010
Actual return on plan assets	1,887	787
Employer contribution	3,097	1,082
Plan participants' contributions	7	10
Benefits paid	(911)	(845)
Partial settlement of pension plan	(1,220)
Foreign exchange adjustment	2,636	(279)
Other	(38)	(14)
Fair value of plan assets at end of year	24,209	18,751	18,010
Funded status	¥ (22,295)	¥ (19,094)

Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 372	¥ 7,613
Accrued benefit liability	(11,237)	(10,745)
Net amount recognized	(10,865)	(3,132)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	(22,295)	(19,094)
Net amount recognized	¥ (22,295)	¥ (19,094)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 28,603	¥ 32,932
Actuarial loss	(49,357)	(42,454)
Accumulated other comprehensive loss	(20,754)	(9,522)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(66)	(69)
Actuarial loss	(13,892)	(8,893)
Accumulated other comprehensive loss	¥ (13,958)	¥ (8,962)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 176,982	¥ 159,465
Projected benefit obligation	172,778	25,478
Accumulated benefit obligation	172,198	24,956
Fair value of plan assets	161,541	14,733
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	44,741	36,759
Projected benefit obligation	46,504	37,845
Accumulated benefit obligation	44,741	36,759
Fair value of plan assets	¥ 24,209	¥ 18,751

Net Periodic Pension Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 10,049	¥ 9,410	¥ 8,662
Interest cost	2,324	2,506	2,637
Expected return on plan assets	(3,467)	(3,358)	(3,255)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	1,510	1,140	772
Net periodic pension costs	6,087	5,369	4,487
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	348	293	311
Interest cost	1,667	1,764	1,886
Expected return on plan assets	(1,225)	(1,259)	(1,210)
Amortization of prior service cost	9	8	9
Recognized actuarial loss	422	204	250
Partial settlement of pension plan	451
Net periodic pension costs	¥ 1,672	¥ 1,010	¥ 1,246

Changes in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments		¥ (3)
Net actuarial gain (loss) incurred during the year	(8,413)	(6,857)	(5,621)
Amortization of prior service cost	(4,329)	(4,329)	(4,329)
Recognized actuarial loss	1,510	1,140	772
Total	(11,232)	(10,049)	(9,178)
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) incurred during the year	(4,362)	(3,498)	788
Amortization of prior service cost	9	8	9
Recognized actuarial loss	422	204	250
Partial settlement of pension plan	451
Total	¥ (3,480)	¥ (3,286)	¥ 1,047

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,306)
Recognized actuarial loss	1,886
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	9
Recognized actuarial loss	¥ 945

Assumptions Used to Determine Projected Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.25%	0.75%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.50%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	3.10%	4.00%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.57%	5.00%
Rate of increase in compensation levels (%)	3.90%	3.80%

Assumptions Used to Determine Net Periodic Pension Costs (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.75%	1.00%	1.00%
Expected long-term rate of return on plan assets (%)	1.35%	2.00%	2.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.50%	1.75%	2.00%
Expected long-term rate of return on plan assets (%)	2.20%	2.20%	2.20%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.00%	5.15%	4.80%
Expected long-term rate of return on plan assets (%)	5.52%	6.40%	6.50%
Rate of increase in compensation levels (%)	5.52%	6.40%	2.00%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.00%	5.75%	6.00%
Expected long-term rate of return on plan assets (%)	7.75%	7.75%	8.50%
Rate of increase in compensation levels (%)	7.75%	7.75%	4.25%

Plan Assets Categories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 166,697		¥ 156,856		¥ 150,226
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,740		7,836
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	19,066		16,081
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,467		3,903
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,708		3,546
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,160		93,969
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,312		1,789
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,119	[1]	12,638	[1]
Domestic | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,290	[2]	4,541	[2]
Domestic | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			783	[3]
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,973	[4]	3,680	[4]
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,847	[5]	8,090	[5]
Domestic | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,015	[6]
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	33,826		29,252
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,740		7,836
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	19,066		16,081
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,708		3,546
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,312		1,789
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,437		125,847
Domestic | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,048		2,146
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,160		93,969
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,119	[1]	12,638	[1]
Domestic | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,290	[2]	4,541	[2]
Domestic | Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			783	[3]
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,973	[4]	3,680	[4]
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,847	[5]	8,090	[5]
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,434		1,757		1,449
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,419		1,757
Domestic | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,015	[6]
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	24,209		18,751		18,010
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,200		5,071
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	453		350
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	841		842
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		340
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,499	[7]	11,614	[7]
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,575		477
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68		57
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,721		5,478
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,200		5,071
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	453		350
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68		57
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	17,488		13,273
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	841		842
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		340
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,499	[7]	11,614	[7]
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,575		¥ 477

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.
[6]	This category includes private open-ended real estate funds.
[7]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Level 3	Mar. 31, 2012 Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 166,697	¥ 156,856	¥ 150,226	¥ 1,757	¥ 1,449
Actual return on plan assets:
Relating to assets still held at end of year				72	(19)
Relating to assets sold during the year				(26)	(45)
Purchases, sales and settlements				5,631	372
Fair value of plan assets at end of year	¥ 166,697	¥ 156,856	¥ 150,226	¥ 7,434	¥ 1,757

Estimated Future Benefit Payments of Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142
Foreign
Defined Benefit Plan Disclosure [Line Items]
2014	2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	¥ 12,391

Contributions to Plans (Detail) (Saving Plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 493	¥ 505	¥ 632

Stock Option Plans - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Mar. 31, 2013 AVX Corporation USD ($) OptionPlan	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation USD ($)	Mar. 31, 2011 AVX Corporation JPY (¥)	Mar. 31, 2013 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2013 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2013 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2013 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2013 AVX Corporation Maximum	Mar. 31, 2013 Kyocera International Inc	Mar. 31, 2013 Kyocera International Inc Maximum	Mar. 31, 2013 Kyocera International Inc Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plans	4	4
Aggregate shares of common stock that could be granted to employees							9,300	650	10,000	1,000		3,800
Option's maximum term (in years)											10 years		10 years
Options granted under stock option plan vesting percentage							25.00%	33.33%	25.00%	33.33%
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding	11,741	11,741
Total aggregate intrinsic value of options exercised		¥ 2		¥ 24		¥ 149
Weighted average grant date fair value	$ 2.09		$ 3.03		$ 3.29
Total aggregate fair value of options vested		¥ 129		¥ 146		¥ 192
Forfeiture rate	7.10%	7.10%
Total unrecognized compensation costs related to unvested awards, vesting period	4 years	4 years
Percentage of exercise price of market value														85.00%

Summary of Activity under Stock Option Plans (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Kyocera International Inc USD ($)	Mar. 31, 2013 AVX Corporation USD ($)	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 2011 AVX Corporation JPY (¥)
Number of Options
Outstanding at March 31, 2012	269	4,344	4,344
Granted		538	538
Exercised		(16)	(16)
Expired and cancelled	(26)	(619)	(619)
Outstanding at March 31, 2013	243	4,247	4,247
Exercisable at March 31, 2013	243	2,994	2,994
Weighted Average Exercise Price
Outstanding at March 31, 2012	$ 2.2	$ 14.12
Granted		$ 10.79
Exercised		$ 9.71
Expired and cancelled	$ 2.85	$ 16.24
Outstanding at March 31, 2013	$ 2.13	$ 13.4
Exercisable at March 31, 2013	$ 2.13	$ 13.83
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2013	1 year 8 months 5 days	5 years 1 month 6 days	5 years 1 month 6 days
Exercisable at March 31, 2013	1 year 8 months 5 days	3 years 9 months 15 days	3 years 9 months 15 days
Aggregate Intrinsic Value
Exercised			¥ 2	¥ 24	¥ 149
Granted
Expired and cancelled			11
Outstanding at March 31, 2013			165
Exercisable at March 31, 2013			¥ 86

Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
AVX Corporation
Number of Options
Unvested balance at March 31, 2012	1,301
Options granted	538
Options forfeited	(68)
Options vested	(518)
Unvested balance at March 31, 2013	1,253
Weighted Average Grant-Dated Fair Value
Unvested balance at March 31, 2012	$ 2.99
Options granted	$ 2.09
Options forfeited	$ 2.79
Options vested	$ 3
Unvested balance at March 31, 2013	$ 2.61

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans (Detail) (AVX Corporation)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	6 years	5 years
Interest rate	1.00%	1.80%	2.30%
Volatility	28.00%	23.00%	27.00%
Expected dividends	2.80%	1.50%	1.30%

Total Unrecognized Compensation Costs Related to Unvested Awards (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to unvested awards	¥ 86	¥ 95	¥ 142

Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense (net of tax benefit)	¥ 74	¥ 93	¥ 190
Tax benefit associated with stock based compensation expense	40	50	23
Cash received from the exercise of options	13	79	517
Excess tax benefit from stock-based payment arrangements	¥ 1	¥ 8	¥ 44

Derivatives and Hedging - Additional Information (Detail) (Overseas customers)	12 Months Ended
Mar. 31, 2013
Overseas customers
Percentage of Revenues Generated from Overseas Customers [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	55.00%

Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 175,871	¥ 144,250
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,345	13,904
Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,225	12,941
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	120	963
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 163,526	¥ 130,346

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 956	¥ 459
Derivative Liabilities	9,255	5,168
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liabilities	214	284
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	105	135
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	192	256
Designated as Hedging Instrument | Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	22	28
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	851	324
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	¥ 9,041	¥ 4,884

Location and Amount of Derivative Financial Instruments in Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ 2	¥ (41)	¥ 52
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(127)	34	177
Cash Flow Hedging | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	23	(51)	27
Cash Flow Hedging | Foreign currency forward contracts | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	97	12	(102)
Cash Flow Hedging | Foreign currency forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(248)	9	259
Cash Flow Hedging | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(21)	(14)	9
Cash Flow Hedging | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	(21)	10	25
Cash Flow Hedging | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	24	13	20
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(3,630)	(1,317)	(3,098)
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(3,630)	(1,310)	(3,114)
Not Designated as Hedging Instrument | Currency swaps | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income		¥ (7)	¥ 16

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Oct. 10, 2012 AVX Corporation USD ($) Installment Y	Oct. 10, 2012 AVX Corporation JPY (¥) Installment Y	Mar. 31, 2013 AVX Corporation USD ($)	Mar. 31, 2013 AVX Corporation JPY (¥)	Mar. 31, 2012 AVX Corporation USD ($)	Mar. 31, 2012 AVX Corporation JPY (¥)	Mar. 31, 1991 AVX Corporation USD ($)	Mar. 31, 1991 AVX Corporation JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 9,233
Rental expenses for operating leases	11,465	10,586	8,310
Purchase of material	14,973
Material obligated to purchase in total by the end of December 2020	215,492
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	581
Payment for environmental conditions and remediation										66	8,878
Minimum amount of remediation subject to reopener provisions						130.5	12,267
Contingency settlement consideration				366.25	34,428
Number of installments				3	3
Installment period				2	2
Selling general and administrative expenses						$ 266.25	¥ 21,300	$ 100	¥ 7,900

Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leased Assets [Line Items]
2014	¥ 5,486
2015	3,591
2016	2,227
2017	1,422
2018	1,085
2019 and thereafter	1,778
Operating Leases, Future Minimum Payments Due, Total	¥ 15,589

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Stockholders Equity Note [Line Items]
Appropriated legal reserve included in retained earnings	¥ 18,510
Amount of statutory retained earnings available for the payment of dividends	748,606
Dividends payable, per share	¥ 60
Dividends payable	11,006
Dividends payable date	Jun 27, 2013
Dividends approval date	Jun 26, 2013
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (2,079)

Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (81,639)	¥ (75,633)	¥ (51,010)
Net change for the year	132,052	(5,827)	(24,572)
Other	(275)	(179)	(51)
Ending Balance	50,138	(81,639)	(75,633)
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	40,735	32,235	23,468
Net change for the year	94,513	8,502	8,767
Other		(2)
Ending Balance	135,248	40,735	32,235
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(70)	(29)	(82)
Net change for the year	2	(41)	52
Other	0	0	1
Ending Balance	(68)	(70)	(29)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(12,290)	(3,534)	1,053
Net change for the year	(11,111)	(8,750)	(4,530)
Other	(14)	(6)	(57)
Ending Balance	(23,415)	(12,290)	(3,534)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(110,014)	(104,305)	(75,449)
Net change for the year	48,648	(5,538)	(28,861)
Other	(261)	(171)	5
Ending Balance	¥ (61,627)	¥ (110,014)	¥ (104,305)

Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized gains on securities:
Amount arising during the year	¥ (94,577)	¥ (8,520)	¥ (8,863)
Net change for the year	94,577	8,520	8,863
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(8)	58	(63)
Net change for the year	8	(58)	63
Pension adjustments:
Amount arising during the year	11,677	8,941	4,619
Net change for the year	(11,677)	(8,941)	(4,619)
Foreign currency translation adjustments	55,468	(6,429)	(33,923)
Other comprehensive income (loss)	132,052	(5,827)	(24,572)
Parent
Net unrealized gains on securities:
Amount arising during the year	151,607	10,419	14,599
Reclassification adjustments for gains and losses realized in net income	(3,800)	1,365	280
Net change for the year	147,807	11,784	14,879
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(170)	(22)	252
Reclassification adjustments for gains and losses realized in net income	182	(30)	(197)
Net change for the year	12	(52)	55
Pension adjustments:
Amount arising during the year	(13,508)	(10,246)	(5,157)
Reclassification adjustments for gains and losses realized in net income	(1,940)	(2,983)	(3,015)
Net change for the year	(15,448)	(13,229)	(8,172)
Foreign currency translation adjustments	48,648	(5,538)	(28,966)
Other comprehensive income (loss)	181,019	(7,035)	(22,204)
Net unrealized gains on securities:
Amount arising during the year	(55,708)	(2,722)	(5,998)
Reclassification adjustments for gains and losses realized in net income	2,414	(560)	(114)
Net change for the year	(53,294)	(3,282)	(6,112)
Net unrealized gains on derivative financial instruments:
Amount arising during the year	24	1	(13)
Reclassification adjustments for gains and losses realized in net income	(34)	10	10
Net change for the year	(10)	11	(3)
Pension adjustments:
Amount arising during the year	3,689	3,327	2,276
Reclassification adjustments for gains and losses realized in net income	648	1,152	1,366
Net change for the year	4,337	4,479	3,642
Foreign currency translation adjustments			105
Other comprehensive income (loss)	(48,967)	1,208	(2,368)
Net unrealized gains on securities:
Amount arising during the year	95,899	7,697	8,601
Reclassification adjustments for gains and losses realized in net income	(1,386)	805	166
Net change for the year	94,513	8,502	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(146)	(21)	239
Reclassification adjustments for gains and losses realized in net income	148	(20)	(187)
Net change for the year	2	(41)	52
Pension adjustments:
Amount arising during the year	(9,819)	(6,919)	(2,881)
Reclassification adjustments for gains and losses realized in net income	(1,292)	(1,831)	(1,649)
Net change for the year	(11,111)	(8,750)	(4,530)
Foreign currency translation adjustments	48,648	(5,538)	(28,861)
Other comprehensive income (loss)	¥ 132,052	¥ (5,827)	¥ (24,572)

Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes:
Domestic	¥ 81,713	¥ 77,813	¥ 112,374
Foreign	19,650	37,080	59,958
Income before income taxes	101,363	114,893	172,332
Current income taxes:
Domestic	27,906	20,685	21,297
Foreign	11,749	13,514	14,447
Total current income taxes	39,655	34,199	35,744
Deferred income taxes:
Domestic	1,045	(1,148)	11,892
Foreign	(6,688)	(2,916)	(5,422)
Total deferred income taxes	(5,643)	(4,064)	6,470
Total income taxes	¥ 34,012	¥ 30,135	¥ 42,214

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Japanese statutory income tax rates	38.00%	41.00%	41.00%
Net operating losses carried forward	¥ 105,961
Tax credit carried forward	2,563
Expiration date of tax credit carried forward	20 years
Undistributed earnings of foreign subsidiaries	268,554
Deferred tax assets, valuation allowance	34,414	25,192	24,687	40,270
Unrecognized tax benefits that would affect effective tax rate	4,064	3,050
Interest and penalties related to unrecognized tax benefits	(25)	59	(92)
Interest and penalties related to unrecognized tax benefits accrued	228	275
Maximum
Income Taxes [Line Items]
Expected significant change in unrecognized tax benefits, period	12 months
Domestic Subsidiaries Expiring Within Next Nine Years
Income Taxes [Line Items]
Net operating losses carried forward	33,633
Expiration date of operating loss carried forward	9 years
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	14,291
Expiration date of operating loss carried forward	20 years
Tax credit carried forward	692
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	58,037
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	1,520
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	¥ 9,550
Japan | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2012
United States of America | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2009

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	41.00%		41.00%
Difference in statutory tax rates of foreign subsidiaries	(4.80%)	(6.40%)		(5.00%)
Change in valuation allowance	2.80%	(1.10%)		(8.10%)
Tax credit for research and development expenses	(3.10%)	(2.10%)		(2.10%)
Uncertainty in income taxes	(0.20%)	1.30%		(2.10%)
Tax rate change		(7.20%)	[1]
Other	0.90%	0.70%		0.80%
Effective income tax rate	33.60%	26.20%		24.50%

[1]	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	41.00%	41.00%
Japan
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%
Annual Reporting Period Commencing April One Twenty Twelve And April One Twenty Fourteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%
Annual Reporting Period Commencing April One Twenty Fifteen
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	36.00%
Future Period
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2012
Future Period Two
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2014
Future Period One
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate amendment date	Apr 1, 2015

Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Enterprise tax	¥ 1,643	¥ 728
Inventories	20,250	19,057
Provision for doubtful accounts and loss on bad debts	1,399	1,255
Accrued expenses	20,517	10,982
Employee benefits	26,063	24,528
Depreciation and amortization	35,898	33,171
Securities	1,530	2,744
Net operating losses and tax credit carry forwards	30,241	20,454
Other	4,144	6,163
Total gross deferred tax assets	141,685	119,082
Valuation allowance	(34,414)	(25,192)	(24,687)	(40,270)
Net deferred tax assets	107,271	93,890
Deferred tax liabilities:
Depreciation and amortization	16,365	13,952
Securities	152,251	99,918
Prepaid benefit cost	165	2,786
Other	7,203	4,708
Total deferred tax liabilities	175,984	121,364
Net deferred tax liabilities	¥ (68,713)	¥ (27,474)

Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 47,349	¥ 45,049
Other assets	35,753	20,245
Other current liabilities	(5,586)	(2,589)
Deferred income taxes-non-current liabilities	(146,229)	(90,179)
Net deferred tax liabilities	¥ (68,713)	¥ (27,474)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 25,192		¥ 24,687		¥ 40,270
Increase	9,824		2,667		1,226
Decrease	(4,356)		(3,523)		(15,885)
Other	3,754	[1]	1,361	[1]	(924)	[1]
Balance at end of year	¥ 34,414		¥ 25,192		¥ 24,687

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 3,050	¥ 6,874	¥ 8,352
Increase-tax position in prior years	1,430	277	1,112
Increase-tax position in current year	51	2,135	1,936
Decrease-tax position in prior years	(33)	(868)	(2,517)
Settlements with taxing authorities	(428)	(5,350)	(2,002)
Lapse of statute of limitations	(6)	(18)	(7)
Balance at end of year	¥ 4,064	¥ 3,050	¥ 6,874

Supplemental Expense Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 47,519	¥ 45,559	¥ 49,474
Advertising expenses	7,221	7,912	7,583
Shipping and handling cost included in selling, general and administrative expenses	¥ 19,636	¥ 17,203	¥ 16,883

Segment Reporting - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Number of reportable segments	7

Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (Detail) (Kddi Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Kddi Corporation
Revenue, Major Customer
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 92,901	¥ 121,130	¥ 130,554
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	7.30%	10.20%	10.30%

Information by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	17,248	13,840	16,722
Adjustments and eliminations	(1,420)	(792)	(2,002)
Income before income taxes	101,363	114,893	172,332
Depreciation and amortization	73,597	73,120	71,544
Write-down of inventories	11,507	11,486	5,291
Capital expenditures	56,688	66,408	70,680
Total assets	2,282,853	1,994,103	1,946,566
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	74,852	80,372	76,269
Total operating profit	7,614	12,622	11,969
Depreciation and amortization	6,403	6,767	5,106
Write-down of inventories	252	105	146
Capital expenditures	3,348	11,050	11,319
Total assets	62,453	68,637	57,682
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	167,241	153,420	174,687
Total operating profit	30,379	27,754	37,331
Depreciation and amortization	12,850	11,795	10,786
Write-down of inventories	228	703	266
Capital expenditures	14,727	13,279	12,998
Total assets	118,524	112,121	111,406
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	211,439	179,784	197,642
Total operating profit	17,924	6,459	29,049
Depreciation and amortization	15,152	14,843	13,786
Write-down of inventories	1,498	6,115	1,000
Capital expenditures	7,963	13,001	17,660
Total assets	327,465	265,093	258,618
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	271,570	228,721	242,641
Total operating profit	(4,014)	16,036	41,646
Depreciation and amortization	15,155	13,762	13,818
Write-down of inventories	956	991	265
Capital expenditures	14,071	14,193	12,118
Total assets	448,141	417,105	351,432
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	177,314	178,669	225,168
Total operating profit	1,340	1,469	2,121
Depreciation and amortization	7,514	8,949	10,172
Write-down of inventories	7,127	2,216	2,581
Capital expenditures	3,069	4,142	3,886
Total assets	119,894	109,975	111,634
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	250,534	243,457	239,916
Total operating profit	21,750	29,451	25,845
Depreciation and amortization	9,723	10,131	11,027
Write-down of inventories	1,106	1,169	972
Capital expenditures	6,536	6,199	7,437
Total assets	263,837	246,834	247,486
All Other Segments
Segment Reporting Information [Line Items]
Net sales	159,902	151,987	139,383
Total operating profit	10,542	8,054	9,651
Depreciation and amortization	4,734	4,668	4,767
Write-down of inventories	340	187	61
Capital expenditures	2,837	2,800	2,747
Total assets	158,617	138,304	132,381
Operating Segments
Segment Reporting Information [Line Items]
Total operating profit	85,535	101,845	157,612
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(32,798)	(25,540)	(28,782)
Total assets	(108,176)	(93,612)	(73,676)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,066	2,205	2,082
Capital expenditures	4,137	1,744	2,515
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,498,931	1,358,069	1,270,639
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 892,098	¥ 729,646	¥ 749,603

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Property, Plant and Equipment, Net	268,824	260,537	247,754
Japan
Segment Reporting Information [Line Items]
Net sales	574,202	559,344	559,883
Property, Plant and Equipment, Net	182,987	187,566	185,969
Asia
Segment Reporting Information [Line Items]
Net sales	235,520	205,469	215,913
Property, Plant and Equipment, Net	45,585	35,545	29,293
Europe
Segment Reporting Information [Line Items]
Net sales	198,868	204,887	210,131
Property, Plant and Equipment, Net	19,623	18,725	14,974
United States of America
Segment Reporting Information [Line Items]
Net sales	215,032	166,706	220,706
Property, Plant and Equipment, Net	14,293	12,787	11,164
Other Countries
Segment Reporting Information [Line Items]
Net sales	56,432	54,464	60,291
Property, Plant and Equipment, Net	¥ 6,336	¥ 5,914	¥ 6,354

Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 66,473	¥ 79,357	¥ 122,448
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 362.36	¥ 432.58	¥ 667.23
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 362.36	¥ 432.58	¥ 667.23
Basic average number of shares outstanding	183,442	183,451	183,517
Diluted average number of shares outstanding	183,442	183,451	183,517

Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year:
Interest	¥ 1,433	¥ 1,741	¥ 1,637
Income taxes	26,112	34,889	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	1,547	804	1,003
Acquisitions of businesses:
Fair value of assets acquired	27,329	85,003	2,475
Fair value of liabilities assumed	(4,793)	(45,621)	(608)
Cash acquired	(4,003)	(3,928)	(422)
Subtotal	18,533	35,454	1,445
Additional payment for acquisitions of businesses in the past years			136
Total	¥ 18,533	¥ 35,454	¥ 1,581